UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6872

Date of fiscal year end:  November 30, 2018

Date of reporting period:  May 31, 2018

Item 1. Reports to Stockholders.

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2018

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month fiscal period from December 1, 2017 through May 31, 2018, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

During the six months ended May 31, 2018, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	-1.95%
PIA MBS Bond Fund	-0.79%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio is 0.17%, while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.39% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) incurred by each Fund through at least March 29, 2019, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.19% and 0.23% of average daily net assets for the BBB Bond Fund and MBS Bond Fund, respectively.

PIA BBB Bond Fund
As indicated above, the return for the PIA BBB Bond Fund for the six-month fiscal period ended May 31, 2018, was -1.95%. This compares to the -1.94% return of the Fund’s benchmark, the Bloomberg Barclays U.S. Credit Baa Bond Index, and was in line with the Fund’s goal of approximating the returns of the index.  The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent over 160 different issuers. The Bloomberg Barclays U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg Barclays U.S. Credit Baa Bond Index are represented in the Fund, for the remainder issuers in the benchmark, only a subset are represented in the Fund, based on market conditions and liquidity. This will cause some modest variability in the returns of the Fund relative to those of its benchmark.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the six-month fiscal period ended May 31, 2018, of -0.79% was lower than the return of -0.68% of its benchmark, the Bloomberg Barclays U.S. MBS Fixed Rate Index. The Fund has a strategy of using a broad diversification of coupons and mortgage sectors. The Fund’s seasoned securities prepaid in line with their generic counterparts, which is neutral to performance. The Fund was underweighted in higher coupon securities, which was a negative factor for returns, as they outperformed those with lower coupons. The Fund was overweighted in the 30-year Freddie Mac mortgage-backed securities (“MBS”) sector, and was underweighted in the 30-year Ginnie Mae MBS sector, due to the better risk-adjusted yield of Freddie Macs, which was a positive factor for returns, as Freddie Macs produced better excess returns for the period. The use of dollar rolls for selective coupons that offered attractive breakeven rates modestly added to returns. The Fund had a small allocation to non-agency AAA- and AA-rated floating rate securities with shorter durations. We expect these securities to continue to add value to the Fund during a period of rising interest rates, as their coupons adjust higher.

PIA Funds

Bond Market in Review
The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 2.0% for the first quarter of 2018, lower than the 2.9% during the fourth quarter of 2017. With the unemployment rate at 3.8% and inflation under control, the U.S. Federal Reserve Board (the “Fed”) tightened monetary policy. Inflation, as measured by the Consumer Price Index, was 2.8% year-over-year as of May 2018.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasuries rose by 115, 95 and 16 basis points (“bps”), respectively, from May 31, 2017 to May 31, 2018. The expectations that the Fed will continue increasing short-term rates, inflation remaining under control, volatility in oil prices and the strengthening of the U.S. dollar, all contributed to the flattening of the yield curve.

Spreads on BBB-rated bonds over Treasuries increased during the period from 146 bps to 149 bps. Option adjusted spreads on fixed rate agency MBS rose from 26 bps to 28 bps, as their average life increased from 6.9 years to 7.5 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2018. We look forward to reporting to you again with the annual report dated November 30, 2018.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.   Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.   Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg Barclays U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Basis point equals 1/100th of 1%.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period from December 26, 2017 (commencement of operations) through May 31, 2018, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund out-performed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 0.40%, after fees and expenses, for the period ended May 31, 2018, versus -0.10% for the Index.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio and net expense ratio are 0.43% and 0.25%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) incurred by the Fund through at least March 29, 2019, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.25% of the Fund’s average daily net assets.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund modestly out-performed the Index over the period ended May 31, 2018, largely due to a steadfast conviction to credit selection. Consistent with an ongoing risk-on environment, the lowest rated credits of the Index performed strongly during the period. Caa(s) and Ca and below rated credits returned 2.12% and 20.05%, respectively, whereas Ba(s) and B(s) returned -1.72%  and 0.54%, respectively. The best industry performers were Oil Field Services (+3.10%), Wirelines (+2.58%), Pharmaceuticals (+2.24%) and Other Financials (+1.99%). Of these industries, the Fund was represented in only Oil Field Services during the period, indicating that overall credit selection was paramount in the Fund’s relative performance. The Fund continues to be selective in its investments during this current period of elevated volatility and credit valuations.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc.,  Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2018
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund and MBS Bond Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/17 – 5/31/18). The High Yield (MACS) Fund Example is based on an investment of $1,000 invested on December 26, 2017, the Fund’s inception date, and held through the end of the period (12/26/17 – 5/31/18).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Pacific Income Advisers, Inc. (“PIA”) has voluntarily agreed to pay each Fund’s operating expenses in order to limit total annual operating expenses to 0.19%, 0.23% and 0.25% of the average daily net assets of the BBB Bond Fund, MBS Bond Fund and High Yield (MACS) Fund, respectively, through at least March 29, 2019. Prior to March 30, 2018, the actual net expenses were limited to 0.15% and 0.18%, respectively, of the BBB Bond Fund and MBS Bond Fund per the operating expenses limitation agreement.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – May 31, 2018 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/17	5/31/18	12/1/17 – 5/31/18*
PIA BBB Bond Fund
Actual	$1,000.00	$ 980.50	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	$0.76

PIA MBS Bond Fund
Actual	$1,000.00	$ 992.10	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund was 0.15% and 0.20%, respectively.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/26/17	5/31/18	12/26/17 – 5/31/18*
PIA High Yield (MACS) Fund
Actual	$1,000.00	$1,004.00	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$0.91

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 157 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield (MACS) Fund was 0.21%.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2018
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2018
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – May 31, 2018
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2018
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 91.6%

Aerospace & Defense 0.8%
	Lockheed Martin Corp.
$800,000	4.70%, due 5/15/46	$856,986
	Rockwell Collins, Inc.
750,000	3.20%, due 3/15/24	725,918
		1,582,904
Agricultural Chemicals 0.4%
	Mosaic Co.
785,000	3.75%, due 11/15/21	784,241

Agriculture 0.6%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19	579,686
600,000	3.75%, due 9/25/27	571,395
		1,151,081
Auto Parts 0.9%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20	1,153,076
	AutoZone, Inc.
600,000	3.125%, due 7/15/23	587,675
		1,740,751
Autos 1.4%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	801,116
	Ford Motor Credit Co. LLC
600,000	5.875%, due 8/2/21	639,448
1,000,000	3.815%, due 11/2/27	939,390
	General Motors Co.
400,000	5.20%, due 4/1/45	382,347
		2,762,301
Banks 7.7%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19	398,166
	Bank of America Corp.
800,000	4.00%, due 1/22/25	793,281
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	720,379
1,000,000	4.836%, due 5/9/28	948,781
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23	1,075,863
	Citigroup, Inc.
500,000	2.70%, due 3/30/21	492,100
1,000,000	3.50%, due 5/15/23	988,892
700,000	3.40%, due 5/1/26	668,103
1,000,000	4.45%, due 9/29/27	991,793
540,000	5.30%, due 5/6/44	575,098
	Credit Suisse Group
700,000	5.40%, due 1/14/20	725,087
	Credit Suisse Group Funding
	(Guernsey) Ltd.
650,000	4.55%, due 4/17/26	654,348
	Discover Bank
700,000	3.20%, due 8/9/21	692,605
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38	314,017
	First Tennessee Bank
500,000	2.95%, due 12/1/19	498,067
	Huntington Bancshares, Inc.
1,500,000	3.15%, due 3/14/21	1,498,009
	JPMorgan Chase & Co.
1,500,000	4.25%, due 10/1/27	1,501,913
	KeyCorp
900,000	5.10%, due 3/24/21	944,712
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26	792,277
		15,273,491
Biotechnology 1.3%
	Amgen, Inc.
720,000	3.875%, due 11/15/21	736,180
1,006,000	4.663%, due 6/15/51	1,013,768
	Celgene Corp.
800,000	4.625%, due 5/15/44	760,777
		2,510,725
Broker 2.6%
	Goldman Sachs Group, Inc.
1,000,000	4.25%, due 10/21/25	993,122
950,000	6.75%, due 10/1/37	1,146,026

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Broker 2.6% (continued)
	Merrill Lynch & Co., Inc.
$1,050,000	6.11%, due 1/29/37	$1,229,597
	Morgan Stanley
900,000	4.875%, due 11/1/22	940,050
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	741,013
		5,049,808
Building Materials 0.4%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22	789,411

Chemicals 1.2%
	Dow Chemical Co.
666,000	4.25%, due 11/15/20	684,950
865,000	7.375%, due 11/1/29	1,108,220
	RPM International, Inc.
500,000	6.125%, due 10/15/19	519,372
		2,312,542
Commercial Finance 0.9%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20	1,025,525
	Air Lease Corp.
700,000	3.875%, due 4/1/21	708,446
		1,733,971
Communications 1.2%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21	1,830,641
475,000	7.045%, due 6/20/36	589,486
		2,420,127
Communications Equipment 0.7%
	Harris Corp.
500,000	6.15%, due 12/15/40	615,855
	L3 Technologies, Inc.
775,000	4.75%, due 7/15/20	802,264
		1,418,119
Construction Materials Manufacturing 0.3%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27	602,274

Consumer Finance 0.8%
	Fidelity National Information
	Services, Inc.
1,000,000	4.75%, due 5/15/48	986,281
	Synchrony Financial
500,000	4.50%, due 7/23/25	496,786
		1,483,067
Consumer Products 0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	466,719

Diversified Banks 0.9%
	Banco Santander SA
1,000,000	3.80%, due 2/23/28	919,426
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26	931,633
		1,851,059
Drugs and Druggists’ Sundries
Merchant Wholesalers 0.9%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20	696,919
850,000	3.45%, due 3/15/22	840,258
268,000	4.75%, due 3/15/45	259,726
		1,796,903
Electric Utilities 2.8%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21	477,580
470,000	4.90%, due 8/1/41	492,350
	Exelon Corp.
1,015,000	5.625%, due 6/15/35	1,187,101
	Indiana Michigan Power
750,000	6.05%, due 3/15/37	929,551
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19	719,016

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Electric Utilities 2.8% (continued)
	NiSource Finance Corp.
$400,000	5.25%, due 2/15/43	$444,390
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32	782,387
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	568,545
		5,600,920
Electrical Equipment Manufacturing 1.0%
	Fortive Corp.
750,000	3.15%, due 6/15/26	706,007
	Johnson Controls International Plc
1,230,000	4.25%, due 3/1/21	1,262,769
		1,968,776
Exploration & Production 1.2%
	Apache Corp.
700,000	3.25%, due 4/15/22	693,724
600,000	4.75%, due 4/15/43	591,343
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23	508,099
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24	531,513
		2,324,679
Finance 0.5%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	944,069

Financial Services 2.6%
	Ares Capital Corp.
1,000,000	4.25%, due 3/1/25	974,593
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48 (c)	960,925
	BrightSphere Investment Group plc
1,000,000	4.80%, due 7/27/26	992,553
	Brookfield Finance, Inc.
1,000,000	4.25%, due 6/2/26	996,730
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	536,617
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	729,152
		5,190,570
Food 0.8%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,555,101

Food and Beverage 1.3%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22	697,053
1,000,000	3.00%, due 6/1/26	914,259
1,000,000	4.375%, due 6/1/46	896,856
		2,508,168
Hardware 0.9%
	Diamond 1 Finance Corp. /
	Diamond 2 Finance Corp.
900,000	4.42%, due 6/15/21 (c)	917,452
900,000	6.02%, due 6/15/26 (c)	951,261
		1,868,713
Health and Personal Care Stores 2.3%
	CVS Health Corp.
500,000	3.70%, due 3/9/23	499,596
620,000	3.875%, due 7/20/25	611,253
1,000,000	2.875%, due 6/1/26	918,352
500,000	4.30%, due 3/25/28	498,481
500,000	4.78%, due 3/25/38	500,381
500,000	5.125%, due 7/20/45	520,030
1,000,000	5.05%, due 3/25/48	1,029,543
		4,577,636
Health Care Facilities and Services 0.7%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21	830,563
	Laboratory Corporation
	of America Holdings
640,000	3.25%, due 9/1/24	621,999
		1,452,562

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Home and Office Products Manufacturing 0.5%
	Newell Brands, Inc.
$1,000,000	4.20%, due 4/1/26	$984,172

Information Technology 0.4%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	757,899

Insurance 3.9%
	American International
	Group, Inc.
1,050,000	4.875%, due 6/1/22	1,102,886
100,000	6.25%, due 3/15/87	105,250
	Anthem, Inc.
600,000	4.65%, due 8/15/44	592,783
	Aon Corp.
600,000	5.00%, due 9/30/20	623,842
	AXA SA
500,000	8.60%, due 12/15/30	661,875
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22	1,366,965
	Lincoln National Corp.
120,000	3.80%, due 3/1/28	116,444
	Markel Corp.
20,000	4.90%, due 7/1/22	20,792
	Metlife, Inc.
855,000	6.40%, due 12/15/66	922,973
	Prudential Financial, Inc.
1,515,000	3.905%, due 12/7/47	1,399,527
	Unum Group
700,000	5.625%, due 9/15/20	736,639
		7,649,976
Integrated Oils 0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	866,250

Lodging 0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	618,799

Machinery 0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	885,572

Manufacturing 0.5%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23	1,022,273

Media 2.8%
	Discover Communications LLC
500,000	3.30%, due 5/15/22	492,705
	Expedia, Inc.
800,000	5.95%, due 8/15/20	843,438
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	400,305
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,032,403
	Time Warner, Inc.
500,000	4.05%, due 12/15/23	508,417
1,000,000	4.85%, due 7/15/45	971,417
	Viacom Inc.
700,000	3.875%, due 4/1/24	687,747
610,000	4.375%, due 3/15/43	526,335
		5,462,767
Medical Equipment and
Devices Manufacturing 0.5%
	Abbott Laboratories
1,000,000	4.90%, due 11/30/46	1,080,624

Medical Equipment and
Supplies Manufacturing 0.4%
	Becton Dickinson and Co.
800,000	4.685%, due 12/15/44	782,141

Metals 0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	882,679

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Metals and Mining 0.5%
	Goldcorp Inc.
$500,000	3.70%, due 3/15/23	$495,256
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	516,399
		1,011,655
Metalworking Machinery 0.6%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19	1,147,056

Mining 0.9%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42	824,777
	Vale Overseas Limited
222,000	4.375%, due 1/11/22	223,221
700,000	6.875%, due 11/21/36	788,900
		1,836,898
Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.3%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43	529,633

Newspaper, Periodical, Book, and
Directory Publishers 0.9%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34	1,755,837

Nondepository Credit Intermediation 1.4%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20	800,563
800,000	4.20%, due 3/1/21	815,176
600,000	4.00%, due 1/15/25	590,151
500,000	3.85%, due 1/5/28	471,507
		2,677,397
Oil and Gas 5.9%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36	1,067,091
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42	1,899,954
	Hess Corp.
800,000	5.60%, due 2/15/41	818,602
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19	600,642
750,000	3.95%, due 9/1/22	755,016
1,270,000	5.80%, due 3/15/35	1,359,129
700,000	5.55%, due 6/1/45	726,779
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	1,118,547
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21	719,509
1,500,000	5.35%, due 2/12/28 (c)	1,416,000
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	406,471
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	814,330
		11,702,070
Oil and Gas Extraction 0.4%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47	743,283

Oil and Gas Services and Equipment 0.5%
	Halliburton Co.
1,000,000	3.80%, due 11/15/25	1,000,209

Other Telecommunications 3.4%
	AT&T, Inc.
1,400,000	3.40%, due 5/15/25	1,339,219
745,000	4.10%, due 2/15/28 (c)	728,253
1,537,000	4.30%, due 2/15/30 (c)	1,488,254
1,200,000	4.50%, due 5/15/35	1,141,124
700,000	6.00%, due 8/15/40	757,347
1,400,000	4.80%, due 6/15/44	1,312,979
		6,767,176
Paper 1.3%
	International Paper Co.
742,000	4.75%, due 2/15/22	774,890
700,000	6.00%, due 11/15/41	795,872

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Paper 1.3% (continued)
	Weyerhaeuser Co.
$800,000	7.375%, due 3/15/32	$1,035,930
		2,606,692
Pharmaceuticals 3.2%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21	488,048
1,000,000	3.60%, due 5/14/25	976,390
800,000	4.40%, due 11/6/42	769,254
	Mylan N.V.
1,000,000	3.15%, due 6/15/21	989,960
	Shire Acquisitions Investments
	Ireland DAC
1,500,000	2.875%, due 9/23/23	1,418,346
	Teva Pharmaceutical Finance
	Netherlands III B.V.
2,000,000	3.15%, due 10/1/26	1,621,228
		6,263,226
Pipeline Transportation of Crude Oil 0.5%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	478,898
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	496,146
		975,044
Pipeline Transportation of Natural Gas 0.9%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22	498,880
800,000	3.90%, due 1/15/25	783,015
500,000	5.10%, due 9/15/45	503,592
		1,785,487
Pipelines 2.3%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	962,060
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	609,342
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	732,438
1,000,000	7.60%, due 2/1/24	1,126,394
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,189,741
		4,619,975
Property & Casualty Insurance 1.2%
	Mercury General Corp.
1,000,000	4.40%, due 3/15/27	988,390
	The Hanover Insurance
	Group, Inc.
1,400,000	4.50%, due 4/15/26	1,408,860
		2,397,250
Railroad 0.7%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	668,738
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	710,920
		1,379,658
Real Estate 2.6%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28	969,091
	Columbia Property Trust
	Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26	936,198
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27	472,346
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26	954,977
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	796,818
	UDR, Inc.
1,000,000	3.50%, due 7/1/27	955,752
		5,085,182
Real Estate Investment Trusts 1.6%
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22	1,105,296

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Real Estate Investment Trusts 1.6% (continued)
	Ventas Realty LP
$1,500,000	4.75%, due 6/1/21	$1,556,246
500,000	3.75%, due 5/1/24	495,480
		3,157,022
Refining & Marketing 0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	494,874

Restaurants 0.3%
	McDonald’s Corp.
550,000	4.875%, due 12/9/45	591,845

Retail 0.9%
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	756,972
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	978,158
		1,735,130
Retail – Consumer Discretionary 0.1%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	190,956

Retail – Consumer Staples 0.5%
	Sysco Corp.
1,000,000	2.50%, due 7/15/21	980,900

Scientific Instruments 0.5%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	907,841

Software 1.6%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	701,640
600,000	3.85%, due 6/1/25	600,179
	Jabil, Inc.
1,800,000	4.70%, due 9/15/22	1,859,580
		3,161,399
Software & Services 0.8%
	Equifax, Inc.
200,000	2.30%, due 6/1/21	193,288
	Hewlett Packard Enterprise Co.
700,000	3.60%, due 10/15/20 (b)	705,801
700,000	4.90%, due 10/15/25 (b)	721,691
		1,620,780
Telecommunications 2.1%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20	1,398,613
	British Telecommunications PLC
855,000	9.125%, due 12/15/30 (d)	1,215,383
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (e)	478,191
	France Telecom SA
575,000	5.375%, due 1/13/42	640,240
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	450,368
		4,182,795
Tobacco 1.0%
	BAT Capital Corp.
600,000	4.54%, due 8/15/47 (c)	572,384
	Reynolds American, Inc.
1,400,000	4.45%, due 6/12/25	1,420,691
		1,993,075
Toys and Games 0.1%
	Mattel, Inc.
320,000	5.45%, due 11/1/41	258,336

Transportation 0.9%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,712,092

Transportation and Logistics 0.7%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24	1,024,754
	Kirby Corp.
450,000	4.20%, due 3/1/28	446,131
		1,470,885

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Travel & Lodging 0.3%
	Marriott International, Inc.
$600,000	3.75%, due 3/15/25	$592,505

Utilities 0.7%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	509,827
	Southern Co.
1,000,000	3.25%, due 7/1/26	947,560
		1,457,387
Utilities – Gas 0.4%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	703,628

Waste and Environment Services
and Equipment 0.3%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25	674,494

Wired Telecommunications Carriers 2.5%
	Verizon Communications, Inc.
900,000	5.15%, due 9/15/23	968,944
4,200,000	4.522%, due 9/15/48	3,883,844
		4,852,788
Wireless Telecommunications Services 0.8%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23	1,547,949
Total Corporate Bonds
(cost $181,106,367)		181,284,249

SOVEREIGN BONDS 6.2%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19	1,035,970
600,000	3.875%, due 4/25/27	573,750
890,000	7.375%, due 9/18/37	1,108,050
	Republic of Italy
1,050,000	6.875%, due 9/27/23	1,153,950
	Republic of Panama
200,000	5.20%, due 1/30/20	206,900
750,000	6.70%, due 1/26/36	926,250
	Republic of Peru
1,050,000	6.55%, due 3/14/37	1,320,375
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	1,764,781
	Republic of Uruguay
209,742	8.00%, due 11/18/22	239,630
	United Mexican States
1,684,000	3.625%, due 3/15/22	1,684,893
2,490,000	4.75%, due 3/8/44	2,308,230
		12,322,779
Total Sovereign Bonds
(cost $12,968,751)		12,322,779

U.S. GOVERNMENT
INSTRUMENTALITIES 0.5%

U.S. Treasury Securities 0.5%
	U.S. Treasury Bond
1,000,000	2.75%, due 11/15/47	953,848
Total U.S. Government Instrumentalities
(cost $924,526)		953,848

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Shares	Value

SHORT-TERM INVESTMENTS 0.2%
482,537	Fidelity Institutional Money
Market Government Portfolio –
Class I, 1.64% (a)	$482,537
Total Short-Term Investments
(cost $482,537)	482,537
Total Investments
(cost $195,482,182)	98.5%	195,043,413
Other Assets less Liabilities	1.5%	2,996,176
TOTAL NET ASSETS	100.0%	$198,039,589

(a)	Rate shown is the 7-day annualized yield as of May 31, 2018.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of May 31, 2018, and remains in effect until the bond’s maturity date.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2018, the value of these investments was $7,034,529 or 3.55% of total net assets.

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

Basis point = 1/100th of a percent.

Country Allocation
Country	% of Net Assets
United States	77.8%
Mexico	3.9%
United Kingdom	3.4%
Ireland	1.9%
Colombia	1.8%
Spain	1.7%
Netherlands	1.5%
Canada	1.5%
Luxembourg	0.9%
Philippines	0.9%
Peru	0.7%
France	0.6%
Italy	0.6%
Panama	0.6%
Brazil	0.5%
Germany	0.5%
Japan	0.4%
Switzerland	0.4%
Guernsey	0.3%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2018
(Unaudited)

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 96.3%

Commercial Mortgage-Backed Securities 1.2%
	Aventura Mall Trust
$800,000	3.867%, due 12/5/32, Series
	2013-AVM, Class A (a) (d)	$815,802

U.S. Government Agencies 95.1%
	FHLMC Pool
275,137	4.00%, due 3/1/26, #J14785	283,775
566,563	3.00%, due 11/1/26, #G18409	568,040
313,239	3.00%, due 6/1/27, #G14497	314,056
831,636	2.50%, due 12/1/31, #G18622	810,851
118,219	4.50%, due 10/1/35, #A37869	124,001
240,697	6.50%, due 9/1/36, #A54908	271,438
224,588	6.00%, due 6/1/37, #A62176	247,268
186,411	6.00%, due 6/1/37, #A62444	206,966
274	7.00%, due 9/1/37, #A66041	275
177,655	5.00%, due 10/1/38, #G04832	190,216
108,345	5.00%, due 2/1/39, #G05507	116,013
93,930	4.50%, due 11/1/39, #G05748	98,932
90,028	4.50%, due 12/1/39, #A90175	95,017
369,052	4.50%, due 5/1/40, #G06047	389,607
120,719	4.50%, due 8/1/40, #A93505	127,438
282,704	3.50%, due 1/1/41, #A96409	284,400
132,515	4.50%, due 1/1/41, #A96176	139,894
465,082	3.50%, due 2/1/42, #Q05996	467,875
384,671	3.50%, due 4/1/42, #Q07654	386,981
761,590	3.50%, due 5/1/42, #G08491	766,162
587,672	3.50%, due 6/1/42, #C09000	591,200
374,957	3.50%, due 6/1/42, #Q08641	377,209
407,424	3.50%, due 8/1/42, #Q10324	409,854
464,730	3.50%, due 6/1/43, #V80161	467,517
480,474	3.00%, due 8/1/43, #G08540	470,235
285,004	3.00%, due 8/1/43, #Q20559	278,952
165,793	3.50%, due 8/1/43, #Q21435	166,789
496,943	3.50%, due 2/1/44, #Q24712	499,926
1,358,750	4.00%, due 8/1/44, #G08601	1,395,565
1,065,698	3.00%, due 3/1/45, #G08631	1,039,442
1,482,651	3.00%, due 5/1/45, #G08640	1,444,902
743,979	3.00%, due 5/1/45, #Q33337	724,656
539,915	3.50%, due 11/1/45, #G08676	541,148
224,700	3.00%, due 12/1/46, #Q44655	218,343
3,038,210	3.00%, due 1/1/47, #G08741	2,950,473
588,435	3.00%, due 1/1/47, #Q45636	571,834
185,989	3.00%, due 2/1/47, #G08747	180,694
	FHLMC Gold TBA (b)
3,100,000	3.50%, due 6/15/42	3,093,340
	FNMA Pool
417,543	3.00%, due 8/1/21, #AL0579	418,026
26,437	6.00%, due 2/1/22, #912522	27,186
132,379	5.50%, due 7/1/22, #905040	135,919
186,894	4.00%, due 12/1/25, #AH6058	192,328
143,777	4.00%, due 1/1/26, #AH3925	148,018
296,423	4.00%, due 5/1/26, #AH8174	305,286
110,313	3.00%, due 4/1/27, #AB4997	110,497
447,741	3.00%, due 9/1/27, #AQ0333	448,489
324,321	2.50%, due 4/1/31, #BC4938	316,452
827,653	2.50%, due 10/1/31, #BC9305	807,540
862,001	2.50%, due 11/1/31, #BD9466	841,047
500,000	3.00%, due 12/1/32, #MA3218	498,214
135,332	5.00%, due 5/1/36, #745515	145,162
101,270	5.50%, due 6/1/37, #918554	109,830
158,740	6.00%, due 6/1/37, #888413	176,376
91,927	6.00%, due 6/1/37, #917129	101,900
536	5.00%, due 1/1/39, #AA0862	571
110,323	4.50%, due 6/1/39, #AA7681	116,418
86,024	5.00%, due 8/1/39, #AC3221	92,345
684,495	4.00%, due 12/1/39, #AE0215	705,089
196,557	5.00%, due 5/1/40, #AD6374	211,050
116,005	4.00%, due 9/1/40, #AE4311	119,490
122,504	4.00%, due 10/1/40, #AE6057	126,194
236,754	4.00%, due 12/1/40, #MA0583	243,899
99,001	4.00%, due 2/1/41, #AH3200	101,996
111,389	4.50%, due 5/1/41, #AI1888	117,585
90,643	4.00%, due 10/1/41, #AJ4052	93,376
116,962	4.00%, due 11/1/41, #AJ4668	120,505

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 95.1% (continued)
	FNMA Pool (continued)
$233,358	4.00%, due 11/1/41, #AJ5643	$240,435
171,843	4.00%, due 4/1/42, #MA1028	177,042
1,103,523	3.50%, due 7/1/43, #AB9774	1,107,956
1,224,004	3.00%, due 8/1/43, #AU3363	1,198,534
339,316	4.00%, due 6/1/44, #AW4979	347,925
496,477	4.00%, due 9/1/44, #AS3392	508,911
428,310	4.00%, due 11/1/44, #AS3903	438,897
365,890	4.00%, due 11/1/44, #AS3906	375,019
399,099	3.00%, due 4/1/45, #AS4774	389,118
653,270	3.50%, due 4/1/45, #AY3376	653,872
211,853	3.00%, due 5/1/45, #AY6042	206,552
290,712	3.00%, due 6/1/45, #AZ0171	283,354
1,543,832	3.00%, due 6/1/45, #AZ0504	1,506,518
784,146	3.00%, due 6/1/45, #AZ2754	763,854
696,131	3.50%, due 8/1/45, #AS5699	696,773
340,322	3.50%, due 9/1/45, #AS5722	340,637
995,291	3.00%, due 10/1/45, #AZ6877	968,418
1,607,386	3.50%, due 12/1/45, #BA2275	1,608,870
1,250,468	3.50%, due 12/1/45, #MA2471	1,251,622
793,612	3.50%, due 3/1/46, #MA2549	794,343
1,559,564	3.00%, due 7/1/46, #MA2670	1,516,586
900,964	3.00%, due 9/1/46, #AS7904	876,129
282,441	3.00%, due 4/1/47, #AS9448	274,643
469,756	3.00%, due 5/1/47, #AS9562	456,784
477,525	3.50%, due 8/1/47, #MA3087	477,968
	FNMA TBA (b)
1,500,000	3.50%, due 6/15/26	1,520,977
3,000,000	4.00%, due 6/15/40	3,067,266
5,400,000	3.50%, due 6/15/41	5,387,764
	GNMA Pool
20,550	6.50%, due 6/15/36, #652593	22,953
9,991	6.50%, due 10/15/36, #646564	11,151
38,126	6.00%, due 11/15/36, #617294	41,939
86,242	6.50%, due 12/15/36, #618753	97,517
72,533	6.00%, due 4/15/37, #668411	79,787
34,173	6.00%, due 10/15/37, #664379	37,591
157,928	4.50%, due 5/15/39, #717066	166,467
215,425	5.50%, due 6/15/39, #714720	233,183
228,809	4.50%, due 7/15/39, #720160	242,389
570,347	5.00%, due 9/15/39, #726311	610,370
	GNMA TBA (b)
6,500,000	3.50%, due 6/15/42	6,539,304
1,700,000	3.00%, due 6/15/43	1,667,328
		65,328,818
Total Mortgage-Backed Securities
(cost $66,382,755)		66,144,620

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Shares/
Principal Amount			Value

SHORT-TERM INVESTMENTS 34.8%

Money Market Fund 0.6%
422,891	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 1.64% (c)		$422,891

U.S. Treasury Bills 34.2%
$4,000,000	1.554%, due 6/7/18 (e)		3,998,964
3,000,000	1.575%, due 6/14/18 (e)		2,998,294
4,500,000	1.70%, due 6/21/18 (e)		4,495,750
3,000,000	1.728%, due 6/28/18 (e)		2,996,113
6,000,000	1.785%, due 7/26/18 (e)		5,983,638
3,000,000	1.853%, due 8/9/18 (e)		2,989,348
			23,462,107
Total Short-Term Investments
(cost $23,887,293)			23,884,998
Total Investments
(cost $90,270,048)		131.1%	90,029,618
Liabilities less Other Assets		(31.1)%	(21,369,220)
TOTAL NET ASSETS		100.0%	$68,660,398

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of May 31, 2018.
(b)	Security purchased on a when-issued basis. As of May 31, 2018, the total cost of investments purchased on a when-issued basis was $21,061,484 or 30.67% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2018.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2018, the value of these investments was $815,802 or 1.19% of total net assets.

(e)	Rate shown is the discount rate at May 31, 2018.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2018
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 96.7%

Advertising & Marketing 0.7%
	Lamar Media Corp.
$520,000	5.75%, due 2/1/26	$528,450

Aerospace/Defense 1.8%
	TransDigm, Inc.
700,000	6.00%, due 7/15/22	711,375
	Triumph Group, Inc.
590,000	7.75%, due 8/15/25	595,900
		1,307,275
Apparel & Textile Products 0.4%
	HanesBrands, Inc.
210,000	4.875%, due 5/15/26 (b)	203,700
	Wolverine World Wide, Inc.
70,000	5.00%, due 9/1/26 (b)	66,500
		270,200
Auto Parts Manufacturing 1.7%
	American Axle &
	Manufacturing, Inc.
270,000	6.50%, due 4/1/27	264,775
	Cooper-Standard Automotive, Inc.
490,000	5.625%, due 11/15/26 (b)	480,200
	Delphi Technologies Plc
530,000	5.00%, due 10/1/25 (b)	507,475
		1,252,450
Biotechnology 1.0%
	Sotera Health Topco, Inc.
710,000	8.125% Cash or 8.875% PIK,
	due 11/1/21 (b) (g)	722,425

Building Materials 0.7%
	U.S. Concrete, Inc.
470,000	6.375%, due 6/1/24	479,987

Casinos and Gaming 0.4%
	Scientific Games
	International, Inc.
300,000	5.00%, due 10/15/25 (b)	290,250

Chemical and Allied Products
Merchant Wholesalers 0.9%
	Univar USA, Inc.
650,000	6.75%, due 7/15/23 (b)	673,563

Chemicals 9.8%
	CF Industries, Inc.
650,000	3.45%, due 6/1/23	616,281
	Consolidated Energy
	Finance SA
400,000	6.875%, due 6/15/25 (b)	409,500
300,000	6.50%, due 5/15/26 (b)	298,125
	CSTN Merger Sub, Inc.
690,000	6.75%, due 8/15/24 (b)	685,688
	Hexion Inc./Hexion Nova
	Scotia Finance ULC
400,000	9.00%, due 11/15/20	336,000
	Hexion U.S. Finance Corp.
380,000	6.625%, due 4/15/20	359,575
	Kissner Milling Company Ltd.
690,000	8.375%, due 12/1/22 (b)	708,975
	Koppers, Inc.
460,000	6.00%, due 2/15/25 (b)	467,475
	LSB Industries, Inc.
650,000	9.625%, due 5/1/23 (b)	663,812
	Momentive Performance
	Materials, Inc.
235,000	3.88%, due 10/24/21	248,512
	OCI NV
625,000	6.625%, due 4/15/23 (b)	645,313
	Platform Specialty
	Products Corp.
360,000	6.50%, due 2/1/22 (b)	369,900
	PolyOne Corp.
450,000	5.25%, due 3/15/23	460,427
	TPC Group, Inc.
925,000	8.75%, due 12/15/20 (b)	916,213
		7,185,796

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Commercial and Service Industry
Machinery Manufacturing 0.7%
	ATS Automation Tooling
	Systems, Inc.
$500,000	6.50%, due 6/15/23 (b)	$520,625

Communications Equipment 1.2%
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (b)	503,750
	Plantronics, Inc.
350,000	5.50%, due 5/31/23 (b)	349,125
		852,875
Construction Machinery 0.8%
	Jurassic Holdings III
600,000	6.875%, due 2/15/21 (b)	580,500

Construction Materials Manufacturing 0.6%
	Boise Cascade Co.
440,000	5.625%, due 9/1/24 (b)	443,850

Consumer Cyclical Services 1.2%
	APX Group, Inc.
85,000	6.375%, due 12/1/19	85,319
790,000	8.75%, due 12/1/20	760,375
		845,694
Consumer Products 0.5%
	Central Garden & Pet Co.
220,000	6.125%, due 11/15/23	229,900
	Coty, Inc.
150,000	6.50%, due 4/15/26 (b)	144,938
		374,838
Consumer Services 3.7%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)	343,000
	Aramark Services, Inc.
300,000	5.00%, due 2/1/28 (b)	289,500
	Carriage Services, Inc.
150,000	6.625%, due 6/1/26 (b)	152,063
	LSC Communications, Inc.
550,000	8.75%, due 10/15/23 (b)	550,688
	Quad/Graphics, Inc.
800,000	7.00%, due 5/1/22	807,000
	Stonemor Partners LP
600,000	7.875%, due 6/1/21	592,500
		2,734,751
Containers and Packaging 4.3%
	BWAY Holding Co.
590,000	5.50%, due 4/15/24 (b)	584,100
	Cascades, Inc.
54,000	5.50%, due 7/15/22 (b)	54,135
153,000	5.75%, due 7/15/23 (b)	152,235
	Crown Americas LLC/Crown
	Americas Capital Corp. V
300,000	4.25%, due 9/30/26	272,250
	Crown Americas LLC/Crown
	Americas Capital Corp. VI
150,000	4.75%, due 2/1/26 (b)	142,065
	Multi-Color Corp.
580,000	6.125%, due 12/1/22 (b)	597,400
	Plastipak Holdings, Inc.
650,000	6.25%, due 10/15/25 (b)	624,000
	W/S Packaging Holdings, Inc.
700,000	9.00%, due 4/15/23 (b)	719,249
		3,145,434
Distributors 0.7%
	Ferrellgas Partners LP
575,000	6.50%, due 5/1/21	536,188

Diversified Manufacturing 0.8%
	Griffon Corp.
600,000	5.25%, due 3/1/22	581,250

Educational Services 0.2%
	Graham Holdings Co.
150,000	5.75%, due 6/1/26 (b)	151,125

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Electrical Equipment Manufacturing 1.1%
	BWX Technologies, Inc.
$150,000	5.375%, due 7/15/26 (b)	$151,875
	Itron, Inc.
690,000	5.00%, due 1/15/26 (b)	664,125
		816,000
Financial Services 1.8%
	LPL Holdings, Inc.
650,000	5.75%, due 9/15/25 (b)	627,250
	Trident Merger Sub, Inc.
700,000	6.625%, due 11/1/25 (b)	691,249
		1,318,499
Food and Beverage 4.5%
	Clearwater Seafoods, Inc.
670,000	6.875%, due 5/1/25 (b)	641,525
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b)	599,325
	Matterhorn Merger Sub LLC /
	Matterhorn Finance Sub, Inc.
750,000	8.50%, due 6/1/26 (b)	731,250
	Pilgrim’s Pride Corp.
700,000	5.75%, due 3/15/25 (b)	677,250
	Sigma Holdco BV
650,000	7.875%, due 5/15/26 (b)	625,625
		3,274,975
Hardware 1.0%
	Everi Payments Inc.
700,000	7.50%, due 12/15/25 (b)	711,375

Health Care Facilities and Services 0.7%
	Hadrian Merger Sub, Inc.
500,000	8.50%, due 5/1/26 (b)	496,875

Home Improvement 0.9%
	Apex Tool Group LLC/BC
	Mountain Finance, Inc.
700,000	9.00%, due 2/15/23 (b)	680,750

Industrial – Other 5.2%
	Brand Energy & Infrastructure
	Services, Inc.
650,000	8.50%, due 7/15/25 (b)	667,063
	Cleaver-Brooks, Inc.
825,000	7.875%, due 3/1/23 (b)	852,844
	First Data Corp.
650,000	5.75%, due 1/15/24 (b)	654,875
	H&E Equipment Services, Inc.
410,000	5.625%, due 9/1/25	405,900
	New Enterprise Stone
	& Lime Co., Inc.
400,000	6.25%, due 3/15/26 (b)	403,000
	United Rentals North
	America, Inc.
250,000	5.50%, due 5/15/27	248,125
	Zachry Holdings, Inc.
550,000	7.50%, due 2/1/20 (b)	552,063
		3,783,870
Machinery Manufacturing 3.9%
	Amsted Industries Inc.
300,000	5.375%, due 9/15/24 (b)	301,500
	JPW Industries Holding Corp.
600,000	9.00%, due 10/1/24 (b)	633,000
	RBS Global, Inc./ Rexnord LLC
150,000	4.875%, due 12/15/25 (b)	144,750
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
550,000	7.75%, due 4/15/26 (b)	523,875
	Titan International, Inc.
1,000,000	6.50%, due 11/30/23 (b)	1,007,500
	Welbilt, Inc.
240,000	9.50%, due 2/15/24	265,800
		2,876,425
Manufactured Goods 3.3%
	FXI Holdings, Inc.
700,000	7.875%, due 11/1/24 (b)	694,750

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Manufactured Goods 3.3% (continued)
	Grinding Media Inc./ MC
	Grinding Media Canada, Inc.
$650,000	7.375%, due 12/15/23 (b)	$687,687
	Optimas OE Solutions, Inc.
400,000	8.625%, due 6/1/21 (b)	413,000
	Park-Ohio Industries, Inc.
620,000	6.625%, due 4/15/27	640,150
		2,435,587
Media Non-Cable 1.7%
	CBS Outdoor Americas
	Capital, LLC
890,000	5.625%, due 2/15/24	897,788
	R.R. Donnelley & Sons Co.
348,000	6.50%, due 11/15/23	343,650
		1,241,438
Medical Equipment and
Supplies Manufacturing 0.8%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23	614,250

Metals and Mining 4.0%
	American Gilsonite Co.
392,770	17.00% Cash or 17.00% PIK,
	due 12/31/21 (b) (e) (g)	441,866
	Emeco Pty Ltd.
588,879	9.25%, due 3/31/22	627,156
	Rain CII Carbon LLC/
	CII Carbon Corp.
650,000	7.25%, due 4/1/25 (b)	673,972
	SunCoke Energy Partners
	LP/SunCoke Energy
	Partners Finance Corp.
710,000	7.50%, due 6/15/25 (b)	724,200
	TMS International Corp.
450,000	7.25%, due 8/15/25 (b)	466,875
		2,934,069
Oil and Gas Extraction 0.8%
	Welltec A/S
550,000	9.50%, due 12/1/22 (b)	555,500

Oil and Gas Services and Equipment 1.4%
	Archrock Partners LP
350,000	6.00%, due 4/1/21	350,875
	USA Compression
	Partners LP / USA
	Compression Finance Corp.
635,000	6.875%, due 4/1/26 (b)	656,431
		1,007,306
Paper 5.9%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23	662,075
	Hardwoods Acquisition, Inc.
400,000	7.50%, due 8/1/21 (b)	376,000
	Mercer International, Inc.
60,000	6.50%, due 2/1/24	61,800
690,000	5.50%, due 1/15/26 (b)	677,925
	Neenah, Inc.
700,000	5.25%, due 5/15/21 (b)	702,624
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	376,000
	Rayonier A.M. Products, Inc.
800,000	5.50%, due 6/1/24 (b)	764,000
	Xerium Technologies, Inc.
700,000	9.50%, due 8/15/21	731,500
		4,351,924
Petroleum and Petroleum Products
Merchant Wholesalers 0.9%
	Sunoco LP/Sunoco Finance Corp.
700,000	5.50%, due 2/15/26 (b)	664,125

Pipelines 2.1%
	Exterran Partners, L.P.
100,000	6.00%, due 10/1/22	100,375
	Rose Rock Midstream, L.P.
700,000	5.625%, due 7/15/22	682,500

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Pipelines 2.1% (continued)
	Summit Midstream Holdings, LLC
$220,000	5.50%, due 8/15/22	$215,600
	TransMontaigne Partners LP/
	TLP Finance Corp.
500,000	6.125%, due 2/15/26	507,500
		1,505,975
Publishing and Broadcasting 2.2%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)	399,000
	Townsquare Media, Inc.
640,000	6.50%, due 4/1/23 (b)	578,400
	Urban One, Inc.
670,000	9.25%, due 2/15/20 (b)	639,850
		1,617,250
Railroad 1.3%
	Watco Companies, Inc.
900,000	6.375%, due 4/1/23 (b)	924,750

Real Estate 1.6%
	GEO Group, Inc.
580,000	5.125%, due 4/1/23	573,301
	Iron Mountain, Inc.
620,000	4.875%, due 9/15/27 (b)	579,700
		1,153,001
Refining and Marketing 0.9%
	Calumet Specialty Products
	Partners LP / Calumet
	Finance Corp.
650,000	7.75%, due 4/15/23	651,625

Retail – Consumer Discretionary 2.3%
	Beacon Roofing Supply, Inc.
480,000	6.375%, due 10/1/23	499,056
	Hillman Company, Inc.
1,050,000	6.375%, due 7/15/22 (b)	1,015,874
	Reliance Intermediate Holdings
210,000	6.50%, due 4/1/23 (b)	218,925
		1,733,855
Software and Services 4.7%
	Ascend Learning LLC
570,000	6.875%, due 8/1/25 (b)	571,425
	Donnelley Financial
	Solutions, Inc.
580,000	8.25%, due 10/15/24	608,965
	Informatica LLC
670,000	7.125%, due 7/15/23 (b)	683,400
	Quintiles IMS Inc.
400,000	5.00%, due 10/15/26 (b)	383,500
	RP Crown Parent, LLC
590,000	7.375%, due 10/15/24 (b)	609,175
	Sophia, L.P.
550,000	9.00%, due 9/30/23 (b)	583,000
		3,439,465
Technology 0.8%
	Cardtronics, Inc.
600,000	5.125%, due 8/1/22	586,500

Transportation and Logistics 2.8%
	J.B. Poindexter & Co., Inc.
650,000	7.125%, due 4/15/26 (b)	663,000
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21	650,000
	Mobile Mini, Inc.
750,000	5.875%, due 7/1/24	763,125
		2,076,125
Transportation Services 1.7%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (b)	612,750
	OPE KAG Finance Sub, Inc.
650,000	7.875%, due 7/31/23 (b)	665,243
		1,277,993
Utilities 1.5%
	Amerigas Partners LP
370,000	5.50%, due 5/20/25	360,991
	Rockpoint Gas Storage Canada Ltd.
750,000	7.00%, due 3/31/23 (b)	760,313
		1,121,304

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount			Value

Waste and Environment Services
and Equipment 3.1%
	CD&R Waterworks
	Merger Sub LLC
$460,000	6.125%, due 8/15/25 (b)		$443,900
	GFL Environmental Inc.
200,000	5.625%, due 5/1/22 (b)		195,500
	Hulk Finance Corp.
500,000	7.00%, due 6/1/26 (b)		486,250
	Waste Pro USA, Inc.
700,000	5.50%, due 2/15/26 (b)		677,249
	Wrangler Buyer Corp.
550,000	6.00%, due 10/1/25 (b)		526,625
			2,329,524
Wireline Telecommunications Services 1.7%
	Consolidated
	Communications, Inc.
330,000	6.50%, due 10/1/22		308,550
	West Corp.
560,000	5.375%, due 7/15/22 (b)		564,200
	Zayo Group, LLC
350,000	6.375%, due 5/15/25		356,125
			1,228,875
Total Corporate Bonds
(cost $71,540,011)			70,886,736

COMMON STOCKS 1.0%

Industrial – Other 1.0%
43,537	Modular Space Corp. (d) (e) (f)		734,687
Total Common Stocks
(cost $770,082)			734,687

RIGHTS 0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		—

Shares

SHORT-TERM INVESTMENTS 1.4%
1,017,396	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 1.64% (a)		$1,017,396
Total Short-Term Investments
(cost $1,017,396)			1,017,396
Total Investments
(cost $73,327,489)		99.1%	72,638,819
Other Assets less Liabilities		0.9%	643,158
TOTAL NET ASSETS		100.0%	$73,281,977

(a)	Rate shown is the 7-day annualized yield as of May 31, 2018.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2018, the value of these investments was $49,707,390 or 67.83% of total net assets.

(c)
Restricted security. The escrow shares were received through a distribution on March 21, 2018 for the purpose of receiving future distributions from the plan of reorganization. As of May 31, 2018, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. Value determined using significant unobservable inputs.
(e)	Security is considered illiquid. As of May 31, 2018, the value of these investments was $1,176,553 or 1.61% of total net assets.
(f)	Non-income producing security.
(g)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2018
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund*
Assets:
Investments in securities, at value
(cost $195,482,182, $90,270,048, and $73,327,489, respectively)	$195,043,413	$90,029,618	$72,638,819
Receivable for fund shares sold	46,760	1,552	—
Investment receivable	2,193,734	—	—
Interest receivable	2,282,957	129,978	1,227,316
Due from investment adviser (Note 4)	—	12,654	18,242
Prepaid expenses	26,375	16,278	2,212
Total assets	199,593,239	90,190,080	73,886,589

Liabilities:
Payable for securities purchased	—	21,061,484	517,833
Payable for fund shares redeemed	1,467,379	403,095	—
Administration fees	16,858	11,540	11,431
Custody fees	4,759	4,529	2,384
Transfer agent fees and expenses	14,413	9,920	28,440
Fund accounting fees	25,347	19,652	17,690
Audit fees	9,850	9,850	7,520
Chief Compliance Officer fee	2,205	2,205	2,456
Trustees’ fees and expenses	2,087	1,940	1,070
Accrued expenses	10,752	5,467	15,788
Total liabilities	1,553,650	21,529,682	604,612
Net Assets	$198,039,589	$68,660,398	$73,281,977

Net Assets Consist of:
Paid-in capital	$202,574,207	$70,378,688	$73,822,612
Undistributed net investment income/(loss)	42,030	(23,540)	24,949
Accumulated net realized gain/(loss) on investments	(4,137,879)	(1,454,320)	123,086
Net unrealized depreciation on investments	(438,769)	(240,430)	(688,670)
Net Assets	$198,039,589	$68,660,398	$73,281,977

Net Asset Value, Offering Price and Redemption Price Per Share	$8.98	$9.30	$9.79

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	22,049,611	7,386,725	7,487,456

*	The PIA High Yield (MACS) Fund commenced operations on December 26, 2017.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Period Ended May 31, 2018
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund*
Investment Income:
Interest	$4,217,358	$886,143	$1,859,780
Total investment income	4,217,358	886,143	1,859,780

Expenses:
Fund accounting fees (Note 4)	47,984	30,863	28,226
Transfer agent fees and expenses (Note 4)	30,857	18,952	32,790
Administration fees (Note 4)	28,761	21,072	19,305
Registration fees	11,513	11,365	11,854
Audit fees	9,957	9,957	7,520
Custody fees (Note 4)	9,321	9,071	3,802
Trustees’ fees and expenses	7,584	6,902	6,511
Chief Compliance Officer fee (Note 4)	4,504	4,504	4,101
Legal fees	4,033	3,922	3,738
Reports to shareholders	3,811	1,570	4,510
Insurance	2,429	1,302	1,131
Miscellaneous	4,586	2,902	3,593
Total expenses	165,340	122,382	127,081
Less: Expense reimbursement from adviser (Note 4)	(5,696)	(52,587)	(64,914)
Net expenses	159,644	69,795	62,167
Net investment income	4,057,714	816,348	1,797,613

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	(484,447)	(656,772)	123,086
Net change in unrealized appreciation on investments	(7,904,022)	(753,394)	(1,664,749)
Net gain/(loss) on investments	(8,388,469)	(1,410,166)	(1,541,663)
Net increase/(decrease) in net assets resulting from operations	$(4,330,755)	$(593,818)	$255,950

*	The PIA High Yield (MACS) Fund commenced operations on December 26, 2017.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS		High Yield
	Bond Fund		Bond Fund		(MACS) Fund
	Six Months		Six Months		Dec. 26, 2017*
	Ended		Ended		through
	May 31, 2018	Year Ended	May 31, 2018	Year Ended	May 31, 2018
	(Unaudited)	Nov. 30, 2017	(Unaudited)	Nov. 30, 2017	(Unaudited)
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$4,057,714	$8,229,252	$816,348	$1,728,011	$1,797,613
Net realized gain/(loss) on investments	(484,447)	846,057	(656,772)	689,212	123,086
Net change in unrealized
appreciation on investments	(7,904,022)	5,602,527	(753,394)	(1,128,899)	(1,664,749)
Net increase/(decrease) in net
assets resulting from operations	(4,330,755)	14,677,836	(593,818)	1,288,324	255,950

Distributions Paid to Shareholders:
Distributions from net investment income	(4,081,017)	(8,234,499)	(877,771)	(1,903,552)	(1,772,664)
Total distributions	(4,081,017)	(8,234,499)	(877,771)	(1,903,552)	(1,772,664)

Capital Share Transactions:
Net proceeds from shares sold	27,949,851	39,251,172	9,165,951	19,135,112	7,386,243
Net proceeds from transfer in-kind	—	—	—	—	65,639,784
Distributions reinvested	3,106,597	6,203,428	433,519	983,435	1,772,664
Payment for shares redeemed	(31,258,693)	(68,284,675)	(9,186,302)	(37,661,932)	—
Net increase/(decrease) in net assets
from capital share transactions	(202,245)	(22,830,075)	413,168	(17,543,385)	74,798,691
Total increase/(decrease) in net assets	(8,614,017)	(16,386,738)	(1,058,421)	(18,158,613)	73,281,977

Net Assets, Beginning of Period	206,653,606	223,040,344	69,718,819	87,877,432	—
Net Assets, End of Period	$198,039,589	$206,653,606	$68,660,398	$69,718,819	$73,281,977
Includes Undistributed Net
Investment Income/(Loss) of	$42,030	$65,333	$(23,540)	$37,883	$24,949

Transactions in Shares:
Shares sold	3,027,320	4,229,004	976,963	2,005,984	744,100
Shares issued in connection
with transfer in-kind	—	—	—	—	6,563,978
Shares issued on reinvestment
of distributions	339,968	668,722	46,416	103,244	179,378
Shares redeemed	(3,431,441)	(7,364,543)	(984,988)	(3,951,526)	—
Net increase/(decrease)
in shares outstanding	(64,153)	(2,466,817)	38,391	(1,842,298)	7,487,456

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2018		Year Ended November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.35		$9.07	$8.97	$9.57	$9.48	$10.41

Income From Investment Operations:
Net investment income	0.18		0.35	0.36	0.36	0.37	0.39
Net realized and unrealized gain/(loss) on investments	(0.37)		0.28	0.10	(0.55)	0.43	(0.64)
Total from investment operations	(0.19)		0.63	0.46	(0.19)	0.80	(0.25)

Less Distributions:
Distributions from net investment income	(0.18)		(0.35)	(0.36)	(0.36)	(0.37)	(0.39)
Distributions from net realized gains on investments	—		—	—	(0.05)	(0.34)	(0.29)
Total distributions	(0.18)		(0.35)	(0.36)	(0.41)	(0.71)	(0.68)

Net asset value, end of period	$8.98		$9.35	$9.07	$8.97	$9.57	$9.48

Total Return	-1.95	%++	7.10%	5.18%	-2.08%	8.85%	-2.49%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$198,040		$206,654	$223,040	$225,946	$239,734	$269,078
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15	%+^	0.15%	0.15%	0.15%	0.02%*	0.00%
Before expense reimbursement	0.16	%+	0.17%	0.17%	0.16%	0.15%	0.14%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.90	%+	3.81%	3.90%	3.87%	3.86%	3.99%
Before expense reimbursement	3.89	%+	3.79%	3.88%	3.86%	3.73%	3.85%
Portfolio turnover rate	12	%++	11%	31%	18%	18%	47%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.
^	Effective March 30, 2018, the expense cap increased from 0.15% to 0.19%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2018		Year Ended November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.49		$9.56	$9.70	$9.82	$9.65	$10.04

Income From Investment Operations:
Net investment income	0.11		0.25	0.25	0.24	0.29	0.15
Net realized and unrealized gain/(loss) on investments	(0.19)		(0.05)	(0.11)	(0.09)	0.20	(0.23)
Total from investment operations	(0.08)		0.20	0.14	0.15	0.49	(0.08)

Less Distributions:
Distributions from net investment income	(0.11)		(0.27)	(0.28)	(0.27)	(0.32)	(0.24)
Distributions from net realized gains on investments	—		—	—	—	—	(0.07)
Total distributions	(0.11)		(0.27)	(0.28)	(0.27)	(0.32)	(0.31)

Net asset value, end of period	$9.30		$9.49	$9.56	$9.70	$9.82	$9.65

Total Return	-0.79	%++	2.09%	1.48%	1.54%	5.17%	-0.74%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$68,660		$69,719	$87,877	$96,068	$97,345	$97,439
Ratio of expenses to average net assets:
Net of expense reimbursement	0.20	%+†	0.17%^	0.15%	0.15%	0.03%*	0.00%
Before expense reimbursement	0.35	%+	0.39%	0.32%	0.29%	0.29%	0.22%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.30	%+	2.49%	2.59%	2.43%	2.94%	1.65%
Before expense reimbursement	2.15	%+	2.27%	2.42%	2.29%	2.68%	1.43%
Portfolio turnover rate	186	%++	151%	67%	161%	160%	290%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.
^	Effective March 30, 2017, the expense cap increased from 0.15% to 0.18%.
†	Effective March 30, 2018, the expense cap increased from 0.18% to 0.23%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
HIGH YIELD (MACS) FUND
Financial Highlights

	December 26, 2017*
	through
	May 31, 2018
	(Unaudited)
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	0.25
Net realized and unrealized loss on investments	(0.21)
Total from investment operations	0.04

Less Distributions:
Distributions from net investment income	(0.25)
Total distributions	(0.25)

Net asset value, end of period	$9.79

Total Return	0.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$73,282
Ratio of expenses to average net assets:
Net of expense reimbursement	0.21	%+^
Before expense reimbursement	0.43	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	6.03	%+
Before expense reimbursement	5.81	%+
Portfolio turnover rate	17	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^	Effective March 30, 2018, the expense cap increased from 0.18% to 0.25%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2018
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The Investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the BBB Bond Fund and the MBS Bond Fund for open tax years 2015 – 2017, or expected to be taken in the Funds’ 2018 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a Fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2018, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund and High Yield (MACS) Fund are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

net assets in illiquid securities. As of May 31, 2018, the High Yield (MACS) Fund held investments in illiquid securities with a total value of $1,176,553 or 1.61% of total net assets:

	Shares/
Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$392,770	1/17 – 1/18	$439,274
Modular Space Corp. Common Stock	43,537	4/18	770,082

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of May 31, 2018, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Funds are considered liquid.

Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$392,770	1/17 – 1/18	$439,274

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2018:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$181,284,249	$—	$181,284,249
Sovereign Bonds	—	12,322,779	—	12,322,779
U.S. Government Instrumentalities	—	953,848	—	953,848
Total Fixed Income	—	194,560,876	—	194,560,876
Short-Term Investments	482,537	—	—	482,537
Total Investments	$482,537	$194,560,876	$—	$195,043,413

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$815,802	$—	$815,802
Mortgage-Backed Securities –
U.S. Government Agencies	—	65,328,818	—	65,328,818
Total Fixed Income	—	66,144,620	—	66,144,620
Short-Term Investments	422,891	23,462,107	—	23,884,998
Total Investments	$422,891	$89,606,727	$—	$90,029,618

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$70,886,736	$—	$70,886,736
Total Fixed Income	—	70,886,736	—	70,886,736
Common Stocks
Industrial – Other	—	—	734,687	734,687
Total Common Stocks	—	—	734,687	734,687
Short-Term Investments	1,017,396	—	—	1,017,396
Total Investments	$1,017,396	$70,886,736	$734,687	$72,638,819

Refer to each Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2018, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. The BBB Bond Fund and MBS Bond Fund held no level 3 securities during the period ended May 31, 2018.

The following is a reconciliation of the High Yield (MACS) Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of December 26, 2017	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(35,395)
Purchases	770,082
Sales	—
Transfers in and/or out of Level 3	—
Balance as of May 31, 2018	$734,687

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2018, and still classified as level 3 was $(35,395).

At May 31, 2018, the shares of Modular Space Corp. were valued based on a single broker quote. Since their fair value utilized significant unobservable inputs due to the lack of reliable market data, the security is categorized as level 3 of the fair value hierarchy. If the financial condition of the issuer of the common stock were to deteriorate, the value of the common stock would likely decrease.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the BBB Bond Fund, MBS Bond Fund and High Yield (MACS) Fund to an annual rate of 0.19%, 0.23% and 0.25%, respectively, of each Fund’s average daily net assets through at least March 29, 2019. Prior to March 30, 2018, the actual net expenses were limited to 0.15% and 0.18% for the BBB Bond Fund and MBS Bond Fund, respectively, per the operating expenses limitation agreement. The Adviser may not recoup expense reimbursements in future periods.  For the period ended May 31, 2018, the Adviser absorbed Fund expenses in the amount of $5,696, $52,587 and $64,914 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Funds are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A.  Effective January 1, 2018, this same Trustee became an Independent Trustee.

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

For the period ended May 31, 2018, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Administration	$28,761	$21,072	$19,305
Fund Accounting	47,984	30,863	28,226
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	16,823	15,963	30,080
Custody	9,321	9,071	3,802
Chief Compliance Officer	4,504	4,504	4,101

At May 31, 2018, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Administration	$16,858	$11,540	$11,431
Fund Accounting	25,347	19,652	17,690
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	8,569	8,184	26,669
Custody	4,759	4,529	2,384
Chief Compliance Officer	2,205	2,205	2,456

Note 5 – Purchases and Sales of Securities
For the period ended May 31, 2018, the cost of purchases, including the transfer in-kind of securities, and the proceeds from sales of securities, excluding short-term securities were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$13,564,544	$12,966,739	$11,478,131	$12,425,791
MBS Bond Fund	—	1,743,227	126,369,564	125,046,758
High Yield (MACS) Fund*	81,882,904	9,659,787	—	—

*  Purchases includes $65,639,784 received from a transfer in-kind of securities on December 26, 2017.

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a line of credit in the amount of $18,400,000, $9,800,000 and $6,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the period ended May 31, 2018, the Funds did not draw upon their lines of credit.

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the period ended May 31, 2018 and the year ended November 30, 2017 was as follows:

					High Yield
	BBB Bond Fund		MBS Bond Fund		(MACS) Fund*
	May 31, 2018	Nov. 30, 2017	May 31, 2018	Nov. 30, 2017	May 31, 2018
Ordinary income	$4,081,017	$8,234,499	$877,771	$1,903,552	$1,772,664

*  Commenced operations on December 26, 2017.

As of November 30, 2017, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$197,144,427	$87,071,759
Gross unrealized appreciation	9,309,255	785,685
Gross unrealized depreciation	(1,860,519)	(282,582)
Net unrealized appreciation (a)	7,448,736	503,103
Undistributed ordinary income	65,333	37,883
Undistributed long-term capital gain	—	—
Total distributable earnings	65,333	37,883
Other accumulated gains/(losses)	(3,636,915)	(787,687)
Total accumulated earnings/(losses)	$3,877,154	$(246,701)

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.

At November 30, 2017, the Funds had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB Bond Fund	MBS Bond Fund
Short-term capital losses	$108,925	$172,914
Long-term capital losses	3,527,990	614,773

During the year ended November 30, 2017, the BBB Bond Fund and the MBS Bond Fund utilized $846,057 and $539,674, respectively, of capital loss carryover.

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

The cost basis of investments for federal income tax purposes at May 31, 2018 for the High Yield (MACS) Fund was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund did not have a full fiscal year):

Cost of investments	$73,327,489
Gross unrealized appreciation	653,587
Gross unrealized depreciation	(1,342,257)
Net unrealized depreciation	$(688,670)

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the Funds may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Funds may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

BBB Bond Fund

•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above), as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, events related to the U.S. housing market in recent years had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody’s Investors Service, Inc., Standard & Poor’s Rating Services and/or Fitch Ratings, Inc., if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risk of TBA transactions are increased credit risk and increased overall investment exposure.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.  High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

PIA Funds
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Risks Associated with Inflation and Deflation.  Rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

•
Newer Fund Risk.  The High Yield (MACS) Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

PIA Funds
Notice to Shareholders – May 31, 2018
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA BBB Bond Fund (the “BBB Fund”) and PIA MBS Bond Fund (the “MBS Fund”), as well as for the PIA High Yield (MACS) Fund (the “High Yield Fund”), which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss the BBB Fund’s and MBS Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2017 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing performance against the

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.  The Trustees also discussed with the Adviser and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Adviser’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. The Board noted that the High Yield Fund had not yet commenced operations.  In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

BBB Fund: The Board noted that the BBB Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median for the one-year, three-year, five-year and ten-year periods.

The Board noted that the BBB Fund’s performance, with regard to its Morningstar comparative universe, was equal to its peer group median for the one-year period, below its peer group median for the three-year period, slightly below its peer group median for the five-year period and above its peer group median for the ten-year period.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the BBB Fund.

MBS Fund: The Board noted that the MBS Fund’s performance, with regard to its Lipper comparative universe, was below the peer group median for the one-year period, slightly above the peer group median for the three year period, slightly below the peer group median for the five-year period and above the peer group median for the ten-year period.

The Board noted that the MBS Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year, three-year, five-year and ten-year periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the MBS Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any other accounts with a strategy similar to that of the BBB Fund and MBS Fund.

BBB Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2018, to maintain a minimal annual expense ratio for the Fund of 0.15%.  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board noted that the Adviser does not charge

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

management fees to the BBB Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.

MBS Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2018, to maintain a minimal annual expense ratio for the Fund of 0.18%.  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Adviser does not charge management fees to the MBS Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.

High Yield Fund: The Board noted that the Adviser has agreed, once the Fund is launched, through at least March 29, 2018, to maintain a minimal annual expense ratio for the Fund of 0.18%.  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Adviser will not charge management fees to the Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the Fund.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.15% and 0.18% of the BBB Fund’s and MBS Fund’s ordinary operating expenses, respectively, it did not appear that there were any additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund and High Yield Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund and High Yield Fund would be in the best interests of the Funds and their shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2018

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month fiscal period from December 1, 2017 through May 31, 2018, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the six months ended May 31, 2018, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.40%.

The Fund’s return was lower than the Fund’s benchmark index, the ICE BofAML 1-Year U.S. Treasury Note Index, which returned 0.57% for the same period. The Fund’s total return is net of 0.39% in Fund fees and expenses for the six months ended May 31, 2018, compared to the benchmark index, which does not incur fees and expenses. As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.41% and the Fund’s net expense ratio is 0.39%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2019.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the six-month fiscal period ended May 31, 2018, the Fund had a shorter duration position and a more barbelled structure, relative to the Fund’s benchmark index. The Fund had a well-diversified allocation to investment grade corporate bonds, with maturities less than three years, which was a negative factor for the returns, as they produced negative excess returns during the period. The Fund was overweighted in short average life/floating rate government mortgage-backed securities, which provided the portfolio with a more defensive positioning as short-term interest rates rose.  In addition, the portfolio had a small allocation to floating rate private mortgage-backed securities, with enough credit support to carry a AAA or AA rating on the security, which also added yield to the portfolio, while providing support from potentially higher short-term interest rates in the future.

Bond Market in Review

The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 2.0% for the first quarter of 2018, lower than the 2.9% during the fourth quarter of 2017. With the unemployment rate at 3.8% and inflation under control, the U.S. Federal Reserve Board (the “Fed”) tightened monetary policy. Inflation, as measured by the Consumer Price Index, was 2.8% year-over-year as of May 2018.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasuries rose by 115, 95 and 16 basis points (“bps”), respectively, from May 31, 2017 to May 31, 2018. The expectations that the Fed will continue increasing short-term rates, inflation remaining under control, volatility in oil prices and the strengthening of the U.S. dollar, all contributed to the flattening of the yield curve.

Spreads on BBB-rated bonds over Treasuries increased during the period from 146 bps to 149 bps. Option adjusted spreads on fixed rate agency MBS rose from 26 bps to 28 bps, as their average life increased from 6.9 years to 7.5 years.

1

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six-month period ended May 31, 2018. We look forward to reporting to you again with the annual report dated November 30, 2018.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofAML 1 Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund
Expense Example – May 31, 2018
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/17 – 5/31/18).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/17	Value 5/31/18	Period 12/1/17 – 5/31/18*
Actual	$1,000.00	$1,004.00	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

3

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2018
(Unaudited)

Investments by Type
As a Percentage of Total Investments

Basic Materials 1.5%
Communications 1.2%
Consumer, Cyclical 5.5%
Consumer, Non-cyclical 13.2%
Energy 0.6%
Financial 14.5%
Industrial 7.1%
Technology 3.7%
Utilities 4.8%
Federal Home Loan Bank 4.0%
Federal Home Loan Mortgage Corp. 6.2%
Federal National Mortgage Assoc. 5.2%
Government National Mortgage Assoc. 0.3%
Residential Mortgage-Backed Securities 0.7%
U.S. Treasury Notes 8.8%
Short-Term Investments 22.7%

4

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2018
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 51.9%

Aerospace and Defense 1.1%
	General Dynamics Corp.
$950,000	2.736% (3 Month LIBOR USD
	+ 0.380%), due 5/11/21 (e)	$951,480
	Lockheed Martin Corp.
500,000	1.85%, due 11/23/18	498,168
	Rockwell Collins, Inc.
500,000	1.95%, due 7/15/19	495,078
		1,944,726
Automobiles Manufacturing 0.9%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20	986,481
	Harley-Davidson Financial
	Services, Inc.
500,000	2.831% (3 Month
	LIBOR USD + 0.500%),
	due 5/21/20 (a) (e)	500,804
		1,487,285
Autos 1.1%
	Ford Motor Credit Co., LLC
1,000,000	2.021%, due 5/3/19	992,037
	General Motors
	Financial Co., Inc.
1,000,000	2.35%, due 10/4/19	992,959
		1,984,996
Banks 9.5%
	BB&T Corp.
2,000,000	2.695% (3 Month LIBOR USD +
	0.570%), due 6/15/20 (e)	2,015,622
	Capital One N.A.
1,500,000	2.35%, due 8/17/18	1,499,655
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20	1,982,636
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20	490,752
	Discover Bank
1,000,000	2.60%, due 11/13/18	999,842
	Huntington National Bank
1,500,000	2.00%, due 6/30/18	1,499,644
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19	987,733
	KeyBank NA
1,000,000	2.35%, due 3/8/19	997,969
	PNC Bank NA
500,000	2.00%, due 5/19/20	491,080
	Regions Bank
	Birmingham Alabama
1,000,000	2.25%, due 9/14/18	999,012
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18	999,213
1,000,000	2.749% (3 Month LIBOR USD
	+ 0.390%), due 4/30/21 (e)	1,001,815
	SunTrust Bank
1,000,000	2.25%, due 1/31/20	989,831
	Toronto Dominion Bank
1,500,000	1.45%, due 9/6/18	1,496,286
		16,451,090
Biotechnology 0.5%
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18	799,098

Brokers 0.7%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18	1,301,133

Chemicals 1.5%
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20	1,014,766
	Sherwin-Williams Co.
1,600,000	2.25%, due 5/15/20	1,577,397
		2,592,163
Commercial Finance 0.3%
	Air Lease Corp.
500,000	2.625%, due 9/4/18	499,920

Communications Equipment 0.6%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19	996,062

The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Construction Materials Manufacturing 0.9%
	Martin Marietta Materials, Inc.
$500,000	2.979% (3 Month LIBOR USD
	+ 0.650%), due 5/22/20 (e)	$502,274
	Vulcan Materials Co.
1,000,000	2.725% (3 Month LIBOR USD
	+ 0.600%), due 6/15/20 (e)	1,000,494
		1,502,768
Consumer Finance 1.1%
	American Express Co.
1,000,000	2.846% (3 Month LIBOR USD
	+ 0.525%), due 5/17/21 (e)	1,003,574
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19	986,481
		1,990,055

Consumer Products 0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20	492,384

Containers and Packaging 0.6%
	Packaging Corp. of America
1,000,000	2.45%, due 12/15/20	983,767

Diversified Banks 1.7%
	Bank of Montreal
500,000	2.10%, due 12/12/19	495,004
1,000,000	2.802% (3 Month LIBOR USD
	+ 0.460%), due 4/13/21 (e)	1,003,045
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20	491,208
1,000,000	2.50%, due 1/8/21	985,794
		2,975,051
Drugs and Druggists’ Sundries
Merchant Wholesalers 0.9%
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18	999,734
500,000	1.948%, due 6/14/19	496,085
		1,495,819
Electrical Equipment Manufacturing 1.1%
	Fortive Corp.
1,000,000	1.80%, due 6/15/19	988,141
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19	984,377
		1,972,518
Financial Services 1.0%
	CBOE Global Markets, Inc.
500,000	1.95%, due 6/28/19	495,609
	Charles Schwab Corp.
1,000,000	2.649% (3 Month LIBOR USD
	+ 0.320%), due 5/21/21 (e)	999,640
	Morgan Stanley
250,000	3.155% (3 Month LIBOR USD
	+ 0.800%), due 2/14/20 (e)	250,916
		1,746,165
Food 0.6%
	Kroger Co.
1,000,000	1.50%, due 9/30/19	981,572

Food and Beverage 2.3%
	Campbell Soup Co.
500,000	2.775% (3 Month LIBOR USD
	+ 0.630%), due 3/15/21 (e)	500,115
	Coca-Cola Co.
1,000,000	1.375%, due 5/30/19	988,472
	General Mills, Inc.
500,000	2.893% (3 Month LIBOR USD
	+ 0.540%), due 4/16/21 (e)	501,196
	Kraft Heinz Foods Co.
1,000,000	2.923% (3 Month LIBOR USD
	+ 0.570%), due 2/10/21 (e)	1,002,313
	Tyson Foods, Inc.
1,000,000	2.567% (3 Month LIBOR USD
	+ 0.550%), due 6/2/20 (e)	1,003,843
		3,995,939

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Health and Personal Care Stores 0.3%
	CVS Health Corp.
$500,000	2.777% (3 Month LIBOR USD
	+ 0.720%), due 3/9/21 (e)	$503,466

Health Care Facilities and Services 1.1%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20	1,965,967

Home and Office
Products Manufacturing 0.3%
	Newell Brands, Inc.
500,000	2.15%, due 10/15/18	498,646

Machinery Manufacturing 1.7%
	Ingersoll-Rand Global
	Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21	991,806
	John Deere Capital Corp.
2,000,000	1.65%, due 10/15/18	1,993,459
		2,985,265
Medical Equipment and
Devices Manufacturing 2.1%
	Abbott Laboratories
1,000,000	2.00%, due 9/15/18	998,234
629,000	2.35%, due 11/22/19	625,784
	Danaher Corp.
500,000	1.65%, due 9/15/18	499,097
	Medtronic Global Holdings SCA
1,000,000	1.70%, due 3/28/19	993,906
	Stryker Corp.
500,000	2.00%, due 3/8/19	497,726
		3,614,747
Medical Equipment and
Supplies Manufacturing 0.6%
	Becton Dickinson and Co.
1,000,000	2.944% (3 Month LIBOR USD
	+ 0.875%), due 12/29/20 (e)	1,002,771

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.7%
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20	1,273,460

Nondepository Credit Intermediation 0.6%
	Caterpillar Financial
	Services Corp.
1,000,000	1.85%, due 9/4/20	977,529

Oil and Gas Services and Equipment 0.3%
	Schlumberger Finance
	Canada Ltd.
500,000	2.20%, due 11/20/20 (a)	490,489

Other Food Manufacturing 0.9%
	Conagra Brands, Inc.
1,000,000	2.831% (3 Month LIBOR USD
	+ 0.500%), due 10/9/20 (e)	999,063
	J.M. Smucker Co.
500,000	2.20%, due 12/6/19	495,725
		1,494,788
Other Telecommunications 0.6%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19	996,896

Pharmaceuticals 2.6%
	Baxalta, Inc.
500,000	2.00%, due 6/22/18	499,871
	GlaxoSmithKline Capital Plc
2,000,000	2.693% (3 Month LIBOR USD
	+ 0.350%), due 5/14/21 (e)	2,005,175
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20	984,158
	Shire Acquisitions
	Investments Ireland DAC
500,000	1.90%, due 9/23/19	493,165
	Teva Pharmaceutical Finance
	Netherlands III BV
500,000	1.70%, due 7/19/19	488,699
		4,471,068

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Publishing & Broadcasting 0.6%
	Discovery Communications LLC
$1,000,000	2.20%, due 9/20/19	$990,439

Refining and Marketing 0.3%
	Phillips 66
500,000	2.919% (3 Month LIBOR USD
	+ 0.600%), due 2/26/21 (e)	501,043

Restaurants 0.9%
	McDonald’s Corp.
500,000	2.10%, due 12/7/18	499,144
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20	985,831
		1,484,975
Retail – Consumer Discretionary 0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20	985,125

Retail – Consumer Staples 0.8%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19	1,391,813

Semiconductor and Other Electronic
Component Manufacturing 0.3%
	Broadcom Corp. / Broadcom
	Cayman Finance Ltd.
500,000	2.375%, due 1/15/20	494,562

Semiconductors 1.7%
	Intel Corp.
1,000,000	1.85%, due 5/11/20	986,837
	Qualcomm Inc.
2,000,000	2.10%, due 5/20/20	1,995,781
		2,982,618
Software and Services 1.4%
	DXC Technology Co.
500,000	2.875%, due 3/27/20	497,523
	Equifax, Inc.
500,000	3.20% (3 Month LIBOR USD
	+ 0.870%), due 8/15/21 (e)	500,669
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18	1,454,080
		2,452,272
Supermarkets and Pharmacies 1.1%
	Alimentation Couche-Tard, Inc.
2,000,000	2.35%, due 12/13/19 (a)	1,979,531

Transportation & Logistics 0.6%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19	491,808
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21	489,945
		981,753
Travel & Lodging 0.3%
	Royal Caribbean Cruises Ltd.
500,000	2.65%, due 11/28/20	492,866

Utilities 4.8%
	Dominion Resources, Inc.
1,000,000	1.875%, due 1/15/19	994,571
500,000	1.60%, due 8/15/19	491,900
	Duke Energy Florida LLC
437,500	2.10%, due 12/15/19	435,280
	Edison International
500,000	2.125%, due 4/15/20	491,510
	Eversource Energy
1,900,000	2.50%, due 3/15/21	1,874,370
	Pacific Gas & Electric Co.
1,000,000	2.549% (3 Month LIBOR USD
	+ 0.230%), due 11/28/18 (e)	999,970
	Public Service Enterprise
	Group, Inc.
2,000,000	1.60%, due 11/15/19	1,958,522

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Utilities 4.8% (continued)
	Sempra Energy
$1,000,000	1.625%, due 10/7/19	$982,360
		8,228,483
Total Corporate Bonds
(cost $90,022,296)		89,433,083

MORTGAGE-BACKED SECURITIES 3.7%

Residential Mortgage-Backed Securities 0.7%
	BlueVirgo Trust
1,266,046	3.00%, due 12/15/22,
	Series 15-1A (a) (c)	1,266,083

U.S. Government Agencies 3.0%
	FHLMC ARM Pool (e)
1,093	3.577% (1 Year CMT
	Rate + 2.317%),
	due 2/1/22, #845113	1,108
7,889	3.00% (1 Year CMT
	Rate + 1.874%),
	due 10/1/22, #635206	7,999
1,819	3.69% (1 Year CMT
	Rate + 2.301%),
	due 6/1/23, #845755	1,839
223,903	3.53% (1 Year CMT
	Rate + 2.276%),
	due 1/1/25, #785726	230,998
8,790	3.533% (12 Month LIBOR
	USD + 1.783%),
	due 1/1/33, #1B0668	8,928
220,645	3.50% (1 Year CMT
	Rate + 2.250%),
	due 10/1/34, #782784	233,014
58,394	3.427% (12 Month LIBOR
	USD + 1.677%),
	due 12/1/34, #1G0018	60,631
47,535	3.979% (12 Month LIBOR
	USD + 1.886%),
	due 4/1/36, #847671	50,218
	FHLMC Pool
88,828	5.00%, due 10/1/38, #G04832	95,108
	FNMA ARM Pool (e)
16,226	4.665% (6 Month LIBOR
	USD + 2.165%),
	due 7/1/25, #555206	16,248
53,135	3.135% (1 Year CMT
	Rate + 1.520%),
	due 7/1/27, #424953	53,181
59,516	3.955% (1 Year CMT
	Rate + 2.225%),
	due 3/1/28, #556438	60,970
55,469	3.359% (1 Year CMT
	Rate + 2.021%),
	due 6/1/29, #508399	56,439
143,893	3.502% (1 Year CMT
	Rate + 2.046%),
	due 4/1/30, #562912	148,360
26,023	3.813% (1 Year CMT
	Rate + 2.208%),
	due 10/1/30, #670317	26,597
35,178	3.365% (12 Month LIBOR
	USD + 1.615%),
	due 9/1/31, #597196	35,301
22,544	3.402% (1 Year CMT
	Rate + 2.152%),
	due 11/1/31, #610547	22,960
198,546	3.349% (12 Month LIBOR
	USD + 1.599%),
	due 10/1/33, #743454	207,450
666,536	3.50% (12 Month LIBOR
	USD + 1.750%),
	due 11/1/33, #755253	706,173
736,049	3.716% (1 Year CMT
	Rate + 2.295%),
	due 5/1/34, #AC5719	773,632
180,382	3.42% (12 Month LIBOR
	USD + 1.670%),
	due 7/1/34, #779693	188,270

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 3.0% (continued)
	FNMA ARM Pool (e) (continued)
$130,520	3.165% (12 Month LIBOR
	USD + 1.415%),
	due 10/1/34, #795136	$136,029
21,981	3.42% (12 Month LIBOR
	USD + 1.545%),
	due 1/1/35, #805391	22,913
96,216	3.358% (1 Year CMT
	Rate + 2.108%),
	due 10/1/35, #846171	101,433
67,227	3.375% (12 Month LIBOR
	USD + 1.625%),
	due 10/1/35, #845041	70,554
270,554	3.343% (12 Month LIBOR
	USD + 1.563%),
	due 1/1/36, #849264	280,666
53,030	4.339% (12 Month LIBOR
	USD + 1.757%),
	due 6/1/36, #872502	55,620
300,670	3.468% (12 Month LIBOR
	USD + 1.680%),
	due 1/1/37, #906389	316,255
131,578	3.817% (12 Month LIBOR
	USD + 1.914%),
	due 3/1/37, #907868	137,926
44,243	3.375% (12 Month LIBOR
	USD + 1.625%),
	due 10/1/37, #955963	45,315
246,518	3.765% (12 Month LIBOR
	USD + 2.015%),
	due 11/1/37, #953653	255,260
	FNMA Pool
246,938	5.00%, due 6/1/40, #AD5479	264,361
34,057	4.00%, due 11/1/41, #AJ3797	35,090
	GNMA II ARM Pool (e)
3,161	3.125% (1 Year CMT
	Rate + 1.500%),
	due 11/20/21, #8871	3,194
18,094	3.125% (1 Year CMT
	Rate + 1.500%),
	due 10/20/22, #8062	18,303
77,555	3.125% (1 Year CMT
	Rate + 1.500%),
	due 11/20/26, #80011	79,815
15,622	3.125% (1 Year CMT
	Rate + 1.500%),
	due 11/20/26, #80013	16,078
11,893	3.125% (1 Year CMT
	Rate + 1.500%),
	due 12/20/26, #80021	12,245
4,324	3.375% (1 Year CMT
	Rate + 1.500%),
	due 1/20/27, #80029	4,454
82,178	2.75% (1 Year CMT
	Rate + 1.500%),
	due 7/20/27, #80094	84,731
97,489	2.75% (1 Year CMT
	Rate + 1.500%),
	due 8/20/27, #80104	100,507
4,747	3.125% (1 Year CMT
	Rate + 1.500%),
	due 10/20/27, #80122	4,894
41,391	3.375% (1 Year CMT
	Rate + 1.500%),
	due 1/20/28, #80154	42,712
83,701	3.125% (1 Year CMT
	Rate + 1.500%),
	due 10/20/29, #80331	86,545
16,223	3.125% (1 Year CMT
	Rate + 1.500%),
	due 11/20/29, #80344	16,775
		5,177,099
Total Mortgage-Backed Securities
(cost $6,228,268)		6,443,182

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Shares/
Principal Amount			Value

U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 21.4%

U.S. Government Agencies 12.6%
	FHLB
$5,000,000	1.375%, due 3/18/19		$4,966,015
2,000,000	1.375%, due 5/28/19		1,982,496
	FHLMC
1,000,000	0.875%, due 10/12/18		995,775
6,000,000	1.375%, due 8/15/19		5,933,394
3,000,000	1.50%, due 1/17/20		2,956,872
	FNMA
5,000,000	1.00%, due 10/24/19		4,906,875
			21,741,427
U.S. Treasury Notes 8.8%
	U.S. Treasury Notes
5,000,000	0.75%, due 2/15/19		4,949,218
2,000,000	1.00%, due 3/15/19		1,981,172
3,300,000	0.875%, due 4/15/19		3,261,393
5,000,000	0.875%, due 6/15/19		4,928,223
			15,120,006
Total U.S. Government Agencies
and Instrumentalities
(cost $37,219,242)			36,861,433

SHORT-TERM INVESTMENTS 22.6%

Money Market Fund 0.9%
1,513,041	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 1.64% (b)		1,513,041

U.S. Treasury Bills 21.7%
	U.S. Treasury Bills
$8,500,000	1.554%%, due 6/7/18 (d)		8,497,799
6,000,000	1.575%, due 6/14/18 (d)		5,996,588
9,000,000	1.700%, due 6/21/18 (d)		8,991,500
4,000,000	1.748%, due 7/5/18 (d)		3,993,398
6,000,000	1.785%, due 7/26/18 (d)		5,983,638
4,000,000	1.853%, due 8/9/18 (d)		3,985,797
			37,448,720
Total Short-Term Investments
(cost $38,963,594)			38,961,761
Total Investments
(cost $172,433,400)		99.6%	171,699,459
Other Assets less Liabilities		0.4%	663,464
TOTAL NET ASSETS		100.0%	$172,362,923

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As May 31, 2018, the value of these investments was $4,236,907 or 2.5% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2018.
(c)	Value determined using significant unobservable inputs.
(d)	Rate shown is the discount rate at May 31, 2018.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2018.

ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2018
(Unaudited)

Assets:
Investments in securities, at value (cost $172,433,400)	$171,699,459
Receivable for securities sold	14,981
Receivable for fund shares sold	384,596
Interest receivable	521,038
Prepaid expenses	22,881
Total assets	172,642,955

Liabilities:
Payable for fund shares redeemed	162,571
Investment advisory fees	27,777
Administration fees	14,519
Custody fees	4,952
Transfer agent fees and expenses	20,966
Fund accounting fees	23,706
Audit fees	9,850
Legal fees	1,573
Chief Compliance Officer fee	2,205
Trustees’ fees and expenses	2,268
Accrued expenses	9,645
Total liabilities	280,032
Net Assets	$172,362,923

Net Assets Consist of:
Paid-in capital	$173,523,737
Undistributed net investment income	38,091
Accumulated net realized loss on investments	(464,964)
Net unrealized depreciation on investments	(733,941)
Net Assets	$172,362,923

Net Asset Value, Offering Price and Redemption Price Per Share	$9.97

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	17,293,194

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2018
(Unaudited)

Investment Income:
Interest	$1,524,264
Total investment income	1,524,264

Expenses:
Investment advisory fees (Note 4)	169,737
Fund accounting fees (Note 4)	45,121
Transfer agent fees and expenses (Note 4)	41,763
Administration fees (Note 4)	26,450
Registration fees	13,779
Audit fees	9,957
Custody fees (Note 4)	9,953
Trustees’ fees and expenses	7,519
Chief Compliance Officer fee (Note 4)	4,504
Legal fees	4,229
Reports to shareholders	4,128
Insurance	2,063
Miscellaneous	3,647
Total expenses	342,850
Less: Fee waiver by adviser (Note 4)	(11,863)
Net expenses	330,987
Net investment income	1,193,277

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	4,000
Net change in unrealized depreciation on investments	(603,170)
Net loss on investments	(599,170)
Net increase in net assets resulting from operations	$594,107

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2018	November 30,
	(Unaudited)	2017
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$1,193,277	$1,907,447
Net realized gain on investments	4,000	25,820
Net change in unrealized appreciation/(depreciation) on investments	(603,170)	(399,641)
Net increase in net assets resulting from operations	594,107	1,533,626

Distributions Paid to Shareholders:
Distributions from net investment income	(1,188,815)	(1,949,900)
Total distributions paid to shareholders	(1,188,815)	(1,949,900)

Capital Share Transactions:
Proceeds from shares sold	24,034,726	49,574,382
Distributions reinvested	901,437	1,454,424
Payment for shares redeemed	(23,499,066)	(49,026,512)
Net increase in net assets from capital share transactions	1,437,097	2,002,294
Total increase in net assets	842,389	1,586,020

Net Assets, Beginning of Period	171,520,534	169,934,514
Net Assets, End of Period	$172,362,923	$171,520,534
Includes Undistributed Net Investment Income of	$38,091	$33,629

Transactions in Shares:
Shares sold	2,409,507	4,941,600
Shares issued on reinvestment of distributions	90,413	145,040
Shares redeemed	(2,353,623)	(4,886,516)
Net increase in shares outstanding	146,297	200,124

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2018		Year Ended November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.00		$10.03	$10.00	$10.05	$10.08	$10.10

Income From Investment Operations:
Net investment income	0.07		0.11	0.10	0.07	0.05	0.05
Net realized and unrealized gain/(loss) on investments	(0.03)		(0.03)	0.03	(0.03)	(0.02)	(0.02)
Total from investment operations	0.04		0.08	0.13	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.07)		(0.11)	(0.10)	(0.09)	(0.06)	(0.05)
Total distributions	(0.07)		(0.11)	(0.10)	(0.09)	(0.06)	(0.05)

Net asset value, end of period	$9.97		$10.00	$10.03	$10.00	$10.05	$10.08

Total Return	0.40	%++	0.85%	1.32%	0.37%	0.33%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$172,363		$171,521	$169,935	$156,007	$155,309	$139,347
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.39	%+	0.39%	0.39%	0.39%	0.38%	0.35%
Before fee waivers and reimbursements	0.40	%+	0.41%	0.41%	0.41%	0.40%	0.43%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	1.40	%+	1.12%	1.02%	0.69%	0.56%	0.49%
Before fee waivers and reimbursements	1.39	%+	1.10%	1.00%	0.67%	0.54%	0.41%
Portfolio turnover rate	13	%++	46%	37%	60%	38%	56%

  + Annualized for periods less than one year.
++ Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 – 2017, or expected to be taken in the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

16

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2018, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation

17

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2018, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

19

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$89,433,083	$—	$89,433,083
Mortgage-Backed Securities	—	5,177,099	1,266,083	6,443,182
U.S. Government Agencies
and Instrumentalities	—	36,861,433	—	36,861,433
Total Fixed Income	—	131,471,615	1,266,083	132,737,698
Short-Term Investments	1,513,041	37,448,720	—	38,961,761
Total Investments	$1,513,041	$168,920,335	$1,266,083	$171,699,459

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2018, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities,
at Value
Mortgage-Backed Securities
Balance as of November 30, 2017	$1,892,579
Accrued discounts/premiums	—
Realized gain/(loss)	2,788
Change in unrealized appreciation/(depreciation)	(7,809)
Purchases	—
Sales	(621,475)
Transfers in and/or out of Level 3	—
Balance as of May 31, 2018	$1,266,083

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2018, and still classified as level 3 was $(7,809). At May 31, 2018, the Fund’s primary pricing service provided a valuation for the BlueVirgo Trust bond based on a single broker quote. Due to a lack of significant observable inputs, the value of the BlueVirgo Trust bond is classified in level 3.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As

20

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2018, the Fund incurred $169,737 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.39% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2018, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $11,863.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $101,658 at May 31, 2018.  The expense limitation will remain in effect through at least March 29, 2019, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Expiration	Amount
11/30/18	$35,634
11/30/19	26,651
11/30/20	27,510
Dec. 2020 – May 2021	11,863
$101,658

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

The officers and the Chief Compliance Officer of the Fund are employees of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A.  Effective January 1, 2018, this same Trustee became an Independent Trustee.

21

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

For the six months ended May 31, 2018, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration	$26,450
Fund Accounting	45,121
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	32,778
Custody	9,953
Chief Compliance Officer	4,504

At May 31, 2018, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration	$14,519
Fund Accounting	23,706
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	16,927
Custody	4,952
Chief Compliance Officer	2,205

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$18,849,073	$9,805,265	—	$6,874,396

Note 6 – Line of Credit
The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2018.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2018 and the year ended November 30, 2017 was as follows:

	May 31, 2018	November 30, 2017
Ordinary income	$1,188,815	$1,949,900

22

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

As of November 30, 2017, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$170,798,052
Gross unrealized appreciation	397,785
Gross unrealized depreciation	(528,556)
Net unrealized depreciation (a)	(130,771)
Undistributed ordinary income	33,629
Undistributed long-term capital gains	—
Total distributable earnings	33,629
Other accumulated losses	(468,964)
Total accumulated earnings	$(566,106)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

2018	Short-Term Indefinite	Long-Term Indefinite	Total
$56,182	$71,026	$341,756	$468,964

During the year ended November 30, 2017, the Fund utilized $18,290 of capital loss carryover.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry,

23

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

24

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”).  High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.  Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

25

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2018
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

26

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA Short-Term Securities Fund (the “Short-Term Securities Fund”), and also for the PIA Short Duration Bond Fund (the “Short Duration Fund”), which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss the Short-Term Securities Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Short-Term Securities Fund as of June 30, 2017 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and an appropriate securities benchmark.  The Board noted that the Short Duration Fund had not yet commenced operations.  While the Board considered both short-term and long-term performance for the Short-Term Securities Fund, it placed greater emphasis on longer term performance.  The Board also took into account that the Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing the Fund’s underperformance, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market

27

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

conditions. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Short-Term Securities Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Trustees also discussed with the Adviser and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Adviser’s views as to the reasons for the Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for the Fund. In considering the Short-Term Securities Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark index.

The Board noted that the Short-Term Securities Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year, three-year and five-year periods and below its peer group median for the ten-year period.

The Board noted that the Short-Term Securities Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and five-year periods, slightly above its peer group median for the three-year period and above its peer group median for the ten-year period.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts, if any, for other types of clients as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Short-Term Securities Fund were lower than, equal to, or higher than the fees charged by the Adviser to its similarly managed separate account clients depending on the asset level, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

Short-Term Securities Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds of similar asset sizes, the total expense ratio was equal to its peer group median and below its average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, and below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also noted that after advisory fee waivers and

28

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged by the Adviser to its separately managed account clients depending on the asset level.

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain annual expense ratios of 1.00% for Class A shares and 0.75% for Class I shares (the “Expense Caps”).  Additionally, the Board noted that the Fund’s estimated total expense ratio for the Class I shares was above its peer group median and below its peer group average and that the Fund’s estimated total expense ratio for the Class A shares was above its peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for each Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits to be received in exchange for Rule 12b-1 fees from the Short-Term Securities Fund and noted that the Fund is currently not accruing any Rule 12b-1 fees.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short-Term Securities Fund and Short Duration Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Short-Term Securities Fund and Short Duration Fund would be in the best interests of the Funds and their shareholders.

29

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Semi-Annual Report

May 31, 2018

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month fiscal period from December 1, 2017 through May 31, 2018, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund out-performed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 0.42%, after fees and expenses, for the six-month period ended May 31, 2018, versus 0.06% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 1.02%. The Fund’s net expense ratio is 0.88% and is applicable to investors. PIA has voluntarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses, taxes, interest and extraordinary expenses) do not exceed 0.86% of the Fund’s average daily net assets, through at least March 29, 2019.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund modestly out-performed the Index over the six-month period ended May 31, 2018, largely due to a steadfast conviction to credit selection. Consistent with an ongoing risk-on environment, the lowest rated credits of the Index performed strongly over the past six months. Caa(s) and Ca and below rated credits returned 2.72% and 20.73%, respectively, whereas Ba(s) and B(s) returned -1.75%  and 0.74%, respectively. The best industry performers were Oil Field Services (+4.53%), Supermarkets (+4.25%), Wirelines (+2.63%) and Other Financials (+2.26%). Of these industries, the Fund was represented in only Oil Field Services during the period, indicating that overall credit selection was paramount in the Fund’s relative performance. The Fund continues to be selective in its investments during this current period of elevated volatility and credit valuations.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc.,  Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund
Expense Example – May 31, 2018
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/17 – 5/31/18).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  Effective March 30, 2018, Pacific Income Advisers, Inc., the Fund’s adviser, has voluntarily agreed to limit the Fund’s total annual operating expenses to 0.86% of average daily net assets through at least March 29, 2019.  Prior to March 30, 2018, the adviser had voluntarily agreed to limit the Fund’s total annual operating expenses to 0.73% of average daily net assets. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/17	Value 5/31/18	Period 12/1/17 – 5/31/18*
Actual	$1,000.00	$1,004.20	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.78%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2018
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

4

PIA High Yield Fund
Schedule of Investments – May 31, 2018
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 95.9%

Aerospace/Defense 1.8%
	TransDigm, Inc.
$500,000	6.00%, due 7/15/22	$508,125
	Triumph Group, Inc.
660,000	7.75%, due 8/15/25	666,600
		1,174,725
Apparel & Textile Products 0.9%
	Wolverine World Wide, Inc.
600,000	5.00%, due 9/1/26 (b)	570,000

Auto Parts Manufacturing 2.0%
	American Axle &
	Manufacturing, Inc.
600,000	6.50%, due 4/1/27	588,390
	Cooper-Standard
	Automotive, Inc.
720,000	5.625%, due 11/15/26 (b)	705,600
		1,293,990
Biotechnology 1.3%
	Sotera Health Topco, Inc.
840,000	8.125% Cash or 8.875% PIK,
	due 11/1/21 (b) (g)	854,700

Building Materials 0.6%
	U.S. Concrete, Inc.
400,000	6.375%, due 6/1/24	408,500

Casinos and Gaming 0.8%
	Scientific Games
	International, Inc.
500,000	5.00%, due 10/15/25 (b)	483,750

Chemical and Allied Products
Merchant Wholesalers 1.0%
	Univar USA, Inc.
650,000	6.75%, due 7/15/23 (b)	673,562

Chemicals 7.5%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (b)	419,737
200,000	6.50%, due 5/15/26 (b)	198,750
	CSTN Merger Sub, Inc.
730,000	6.75%, due 8/15/24 (b)	725,437
	Kissner Milling Company Ltd.
710,000	8.375%, due 12/1/22 (b)	729,525
	Koppers, Inc.
800,000	6.00%, due 2/15/25 (b)	812,999
	LSB Industries, Inc.
650,000	9.625%, due 5/1/23 (b)	663,813
	OCI NV
625,000	6.625%, due 4/15/23 (b)	645,313
	TPC Group, Inc.
675,000	8.75%, due 12/15/20 (b)	668,587
		4,864,161
Commercial and Service Industry
Machinery Manufacturing 1.1%
	ATS Automation
	Tooling Systems, Inc.
695,000	6.50%, due 6/15/23 (b)	723,669

Communications Equipment 0.8%
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (b)	503,750

Construction Machinery 1.4%
	Jurassic Holdings III
925,000	6.875%, due 2/15/21 (b)	894,938

Construction Materials Manufacturing 1.2%
	Boise Cascade Co.
760,000	5.625%, due 9/1/24 (b)	766,650

Consumer Cyclical Services 1.1%
	APX Group, Inc.
63,000	6.375%, due 12/1/19	63,236
660,000	8.75%, due 12/1/20	635,250
		698,486

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Consumer Products 1.6%
	Central Garden & Pet Co.
$450,000	6.125%, due 11/15/23	$470,250
	Coty, Inc.
600,000	6.50%, due 4/15/26 (b)	579,750
		1,050,000
Consumer Services 3.8%
	AMN Healthcare, Inc.
820,000	5.125%, due 10/1/24 (b)	803,600
	Aramark Services, Inc.
500,000	5.00%, due 2/1/28 (b)	482,500
	Carriage Services, Inc.
100,000	6.625%, due 6/1/26 (b)	101,375
	LSC Communications, Inc.
590,000	8.75%, due 10/15/23 (b)	590,738
	Stonemor Partners LP
500,000	7.875%, due 6/1/21	493,750
		2,471,963
Containers and Packaging 2.1%
	BWAY Holding Co.
20,000	5.50%, due 4/15/24 (b)	19,800
	Crown Americas LLC/Crown
	Americas Capital Corp. VI
100,000	4.75%, due 2/1/26 (b)	94,710
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (b)	652,800
	W/S Packaging Holdings, Inc.
600,000	9.00%, due 4/15/23 (b)	616,500
		1,383,810
Distributors 1.4%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	193,500
775,000	6.50%, due 5/1/21	722,688
		916,188
Diversified Manufacturing 0.8%
	Griffon Corp.
550,000	5.25%, due 3/1/22	532,813

Educational Services 0.2%
	Graham Holdings Co.
100,000	5.75%, due 6/1/26 (b)	100,750

Electrical Equipment Manufacturing 1.0%
	BWX Technologies, Inc.
100,000	5.375%, due 7/15/26 (b)	101,250
	Itron, Inc.
560,000	5.00%, due 1/15/26 (b)	539,000
		640,250
Financial Services 1.5%
	LPL Holdings, Inc.
500,000	5.75%, due 9/15/25 (b)	482,500
	Trident Merger Sub, Inc.
500,000	6.625%, due 11/1/25 (b)	493,750
		976,250
Food and Beverage 4.7%
	Clearwater Seafoods, Inc.
730,000	6.875%, due 5/1/25 (b)	698,975
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (b)	589,500
	Matterhorn Merger Sub LLC /
	Matterhorn Finance Sub, Inc.
650,000	8.50%, due 6/1/26 (b)	633,750
	Pilgrim’s Pride Corp.
600,000	5.75%, due 3/15/25 (b)	580,500
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (b)	577,500
		3,080,225
Hardware 1.1%
	Everi Payments Inc.
732,000	7.50%, due 12/15/25 (b)	743,895

Health Care Facilities and Services 0.8%
	Hadrian Merger Sub, Inc.
500,000	8.50%, due 5/1/26 (b)	496,875

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Home Improvement 1.6%
	Apex Tool Group LLC/
	BC Mountain Finance, Inc.
$600,000	9.00%, due 2/15/23 (b)	$583,500
	Jeld-Wen, Inc.
500,000	4.875%, due 12/15/27 (b)	466,250
		1,049,750
Industrial – Other 5.0%
	Brand Energy & Infrastructure
	Services, Inc.
750,000	8.50%, due 7/15/25 (b)	769,688
	Cleaver-Brooks, Inc.
675,000	7.875%, due 3/1/23 (b)	697,781
	First Data Corp.
390,000	5.75%, due 1/15/24 (b)	392,925
	New Enterprise Stone &
	Lime Co., Inc.
600,000	6.25%, due 3/15/26 (b)	604,500
	Zachry Holdings, Inc.
775,000	7.50%, due 2/1/20 (b)	777,906
		3,242,800
Machinery Manufacturing 2.7%
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (b)	622,450
	RBS Global, Inc./ Rexnord LLC
100,000	4.875%, due 12/15/25 (b)	96,500
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
450,000	7.75%, due 4/15/26 (b)	428,625
	Titan International, Inc.
600,000	6.50%, due 11/30/23 (b)	604,500
		1,752,075
Manufactured Goods 3.3%
	FXI Holdings, Inc.
645,000	7.875%, due 11/1/24 (b)	640,163
	Grinding Media Inc./
	MC Grinding Media Canada, Inc.
800,000	7.375%, due 12/15/23 (b)	846,384
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27	681,450
		2,167,997
Media Non-Cable 1.1%
	R.R. Donnelley & Sons Co.
750,000	6.50%, due 11/15/23	740,625

Medical Equipment and
Supplies Manufacturing 1.0%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23	614,250

Metals and Mining 4.1%
	American Gilsonite Co.
342,414	17.00% Cash or 17.00% PIK,
	due 12/31/21 (b) (e) (g)	385,216
	Emeco Pty Ltd.
560,006	9.25%, due 3/31/22	596,407
	Rain CII Carbon LLC/
	CII Carbon Corp.
650,000	7.25%, due 4/1/25 (b)	673,972
	SunCoke Energy Partners LP/
	SunCoke Energy Partners
	Finance Corp.
500,000	7.50%, due 6/15/25 (b)	509,999
	TMS International Corp.
480,000	7.25%, due 8/15/25 (b)	498,000
		2,663,594
Oil and Gas Extraction 0.7%
	Welltec A/S
450,000	9.50%, due 12/1/22 (b)	454,500

Oil and Gas Services and Equipment 2.1%
	Archrock Partners LP
800,000	6.00%, due 4/1/21	802,000
	USA Compression Partners LP /
	USA Compression Finance Corp.
515,000	6.875%, due 4/1/26 (b)	532,381
		1,334,381

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount		Value

Paper 5.9%
	Clearwater Paper Corp.
$520,000	4.50%, due 2/1/23	$484,900
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)	846,000
	Mercer International, Inc.
190,000	6.50%, due 2/1/24	195,700
560,000	5.50%, due 1/15/26 (b)	550,200
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	376,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)	668,500
	Xerium Technologies, Inc.
650,000	9.50%, due 8/15/21	679,250
		3,800,550
Petroleum and Petroleum Products
Merchant Wholesalers 0.9%
	Sunoco LP/Sunoco Finance Corp.
600,000	5.50%, due 2/15/26 (b)	569,250

Pipelines 3.2%
	Exterran Partners, L.P.
240,000	6.00%, due 10/1/22	240,900
	Rose Rock Midstream, L.P.
650,000	5.625%, due 7/15/22	633,750
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22	686,000
	TransMontaigne Partners LP/
	TLP Finance Corp.
500,000	6.125%, due 2/15/26	507,500
		2,068,150
Publishing and Broadcasting 2.4%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (b)	456,000
	Townsquare Media, Inc.
600,000	6.50%, due 4/1/23 (b)	542,250
	Urban One, Inc.
600,000	9.25%, due 2/15/20 (b)	573,000
		1,571,250
Railroad 0.8%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (b)	513,750

Real Estate 0.6%
	Iron Mountain, Inc.
430,000	4.875%, due 9/15/27 (b)	402,050

Refining and Marketing 0.9%
	Calumet Specialty Products Partners
	LP / Calumet Finance Corp.
600,000	7.75%, due 4/15/23	601,500

Retail – Consumer Discretionary 1.4%
	Beacon Roofing Supply, Inc.
300,000	6.375%, due 10/1/23	311,910
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (b)	580,500
		892,410
Software and Services 5.8%
	Ascend Learning LLC
640,000	6.875%, due 8/1/25 (b)	641,600
	Donnelley Financial Solutions, Inc.
650,000	8.25%, due 10/15/24	682,461
	Informatica LLC
670,000	7.125%, due 7/15/23 (b)	683,400
	Quintiles IMS Inc.
500,000	5.00%, due 10/15/26 (b)	479,375
	RP Crown Parent, LLC
535,000	7.375%, due 10/15/24 (b)	552,388
	Sophia, L.P.
700,000	9.00%, due 9/30/23 (b)	742,000
		3,781,224
Technology 1.0%
	Cardtronics, Inc.
650,000	5.125%, due 8/1/22	635,375

Transportation and Logistics 3.0%
	J.B. Poindexter & Co., Inc.
600,000	7.125%, due 4/15/26 (b)	612,000

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – May 31, 2018 (continued)
(Unaudited)

Principal Amount			Value

Transportation and Logistics 3.0% (continued)
	Martin Midstream Partners L.P.
$650,000	7.25%, due 2/15/21		$649,999
	Mobile Mini, Inc.
650,000	5.875%, due 7/1/24		661,375
			1,923,374
Transportation Services 2.4%
	LBC Tank Terminals Holding
1,000,000	6.875%, due 5/15/23 (b)		1,021,250
	OPE KAG Finance Sub, Inc.
500,000	7.875%, due 7/31/23 (b)		511,725
			1,532,975
Utilities 0.8%
	Rockpoint Gas Storage Canada Ltd.
500,000	7.00%, due 3/31/23 (b)		506,875

Waste and Environment Services
and Equipment 3.3%
	CD&R Waterworks
	Merger Sub LLC
520,000	6.125%, due 8/15/25 (b)		501,800
	GFL Environmental, Inc.
600,000	5.375%, due 3/1/23 (b)		563,640
	Waste Pro USA, Inc.
480,000	5.50%, due 2/15/26 (b)		464,400
	Wrangler Buyer Corp.
650,000	6.00%, due 10/1/25 (b)		622,376
			2,152,216
Wireline Telecommunications Services 1.4%
	Consolidated Communications, Inc.
500,000	6.50%, due 10/1/22		467,500
	West Corp.
500,000	8.50%, due 10/15/25 (b)		465,950
			933,450
Total Corporate Bonds
(cost $62,398,139)			62,208,271

Shares

COMMON STOCKS 1.1%

Industrial – Other 1.1%
40,981	Modular Space Corp. (d) (e) (f)		691,554
Total Common Stocks
(cost $201,217)			691,554

RIGHTS 0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		—

SHORT-TERM INVESTMENTS 1.7%
1,123,062	Invesco STIT-Government &
	Agency Portfolio – Class I,
	1.64% (a)		1,123,062
Total Short-Term Investments
(cost $1,123,062)			1,123,062
Total Investments
(cost $63,722,418)		98.7%	64,022,887
Other Assets less Liabilities		1.3%	814,276
TOTAL NET ASSETS		100.0%	$64,837,163

(a)	Rate shown is the 7-day annualized yield as of May 31, 2018.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of May 31, 2018, the value of these investments was $46,052,317 or 71.03% of total net assets.

(c)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of May 31, 2018, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. Value determined using significant unobservable inputs.
(e)	Security is considered illiquid. As of May 31, 2018, the value of these investments was $1,076,770 or 1.66% of total net assets.
(f)	Non-income producing security.
(g)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2018
(Unaudited)

Assets:
Investments in securities, at value (cost $63,722,418)	$64,022,887
Receivable for fund shares sold	303,019
Interest receivable	1,112,577
Prepaid expenses	18,651
Total assets	65,457,134

Liabilities:
Payable to investment adviser	23,089
Payable for securities purchased	517,833
Payable for fund shares redeemed	144
Administration fees	11,711
Transfer agent fees and expenses	23,254
Fund accounting fees	14,781
Audit fees	9,850
Chief Compliance Officer fee	2,204
Custody fees	2,701
Shareholder reporting	10,353
Trustees’ fees and expenses	2,039
Accrued expenses	2,012
Total liabilities	619,971
Net Assets	$64,837,163

Net Assets Consist of:
Paid-in capital	$65,259,350
Undistributed net investment income	20,342
Accumulated net realized loss on investments	(742,998)
Net unrealized appreciation on investments	300,469
Net Assets	$64,837,163

Net Asset Value, Offering Price and Redemption Price Per Share	$10.08

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	6,432,553

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2018
(Unaudited)

Investment Income:
Interest	$1,983,658
Total investment income	1,983,658

Expenses:
Investment advisory fees (Note 4)	167,503
Transfer agent fees and expenses (Note 4)	42,525
Fund accounting fees (Note 4)	26,801
Administration fees (Note 4)	20,876
Registration fees	13,922
Audit fees	9,957
Trustees’ fees and expenses	6,895
Chief Compliance Officer fee (Note 4)	4,504
Custody fees (Note 4)	4,232
Legal fees	4,170
Reports to shareholders	3,869
Insurance	1,374
Interest expense (Note 7)	297
Miscellaneous	3,936
Total expenses	310,861
Less: Fee waiver by adviser (Note 4)	(74,226)
Net expenses	236,635
Net investment income	1,747,023

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(26,684)
Net change in unrealized depreciation on investments	(1,493,929)
Net loss on investments	(1,520,613)
Net increase in net assets resulting from operations	$226,410

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	May 31, 2018	November 30,
	(Unaudited)	2017
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$1,747,023	$5,918,965
Net realized gain/(loss) on investments	(26,684)	239,416
Net change in unrealized appreciation/(depreciation) on investments	(1,493,929)	4,178,585
Net increase in net assets resulting from operations	226,410	10,336,966

Distributions Paid to Shareholders:
Distributions from net investment income	(1,755,940)	(5,967,504)
Total distributions paid to shareholders	(1,755,940)	(5,967,504)

Capital Share Transactions:
Proceeds from shares sold	20,667,024	41,703,305
Distributions reinvested	1,178,311	4,624,497
Payment for shares redeemed	(16,309,382)	(164,852,624)
Net increase/(decrease) in net assets from capital share transactions	5,535,953	(118,524,822)
Total increase/(decrease) in net assets	4,006,423	(114,155,360)

Net Assets, Beginning of Period	60,830,740	174,986,100
Net Assets, End of Period	$64,837,163	$60,830,740
Includes Undistributed Net Investment Income of	$20,342	$29,259

Transactions in Shares:
Shares sold	2,017,585	4,066,312
Shares issued on reinvestment of distributions	115,409	450,957
Shares redeemed	(1,588,482)	(16,049,908)
Net increase/(decrease) in shares outstanding	544,512	(11,532,639)

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2018		Year Ended November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.33		$10.04	$9.67	$10.47	$10.72	$10.51

Income From Investment Operations:
Net investment income	0.29		0.66	0.62	0.60	0.59	0.65
Net realized and unrealized gain/(loss)
on investments	(0.25)		0.29	0.38	(0.75)	(0.14)	0.27
Total from investment operations	0.04		0.95	1.00	(0.15)	0.45	0.92

Less Distributions:
Distributions from
net investment income	(0.29)		(0.66)	(0.63)	(0.60)	(0.59)	(0.66)
Distributions from net realized gains	—		—	—	(0.05)	(0.11)	(0.05)
Total distributions	(0.29)		(0.66)	(0.63)	(0.65)	(0.70)	(0.71)

Net asset value, end of period	$10.08		$10.33	$10.04	$9.67	$10.47	$10.72

Total Return	0.42	%++	9.68%	10.70%	-1.49%	4.26%	9.06%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$64,837		$60,831	$174,986	$117,749	$88,606	$61,657
Ratio of expenses to average net assets:
Net of fee waivers and
expense reimbursements	0.78	%+*	0.73%	0.73%	0.75%^	0.98%	0.98%
Before fee waivers and
expense reimbursements	1.02	%+	1.00%	0.92%	0.91%	1.00%	1.10%
Ratio of net investment income
to average net assets:
Net of fee waivers and
expense reimbursements	5.73	%+	5.80%	6.40%	5.99%	5.62%	6.22%
Before fee waivers and
expense reimbursements	5.49	%+	5.53%	6.21%	5.83%	5.60%	6.10%
Portfolio turnover rate	29	%++	27%	27%	26%	31%	33%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^	Effective January 1, 2015, the expense cap was voluntarily reduced from 0.98% to 0.73%.
*	Effective March 30, 2018, the expense cap increased from 0.73% to 0.86%.

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Notes to Financial Statements – May 31, 2018
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2015-2017, or expected to be taken in the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

14

PIA High Yield Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2018, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2018, the Fund held investments in illiquid securities with a total value of $1,076,770 or 1.66% of total net assets:

	Shares/
Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$342,414	8/12-1/18	$342,414
Modular Space Corp. Common Stock	40,981	2/17	201,217

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2018, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund, except the securities listed below, are considered liquid:

Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$342,414	8/12-1/18	$342,414

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$62,208,271	$—	$62,208,271
Total Fixed Income	—	62,208,271	—	62,208,271
Common Stocks
Industrial – Other	—	—	691,554	691,554
Total Common Stocks	—	—	691,554	691,554
Short-Term Investments	1,123,062	—	—	1,123,062
Total Investments	$1,123,062	$62,208,271	$691,554	$64,022,887

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2018, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.
The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2017	$2,109,177
Accrued discounts/premiums	—
Realized gain/(loss)	(440,281)
Change in unrealized appreciation/(depreciation)	419,123
Purchases	—
Sales	(1,396,465)
Transfers in and/or out of Level 3	—
Balance as of May 31, 2018	$691,554

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2018, and still classified as level 3 was $419,123.

At May 31, 2018, the shares of Modular Space Corp. were valued based on a single broker quote. Since their fair value utilized significant unobservable inputs due to the lack of reliable market data, the security is categorized as level 3 of the fair value hierarchy. If the financial condition of the issuer of the common stock were to deteriorate, the value of the common stock would likely decrease.

Note 4 – Investment Advisory Fee And Other Transactions With Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a

18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2018, the Fund incurred $167,503 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses to 0.98% of average daily net assets.  Effective March 30, 2018, the Adviser has also voluntarily agreed to limit the Fund’s total annual operating expenses to 0.86% of average daily net assets (the “temporary expense limitation”). Prior to March 30, 2018, the adviser had voluntarily agreed to limit the Fund’s total annual operating expenses to 0.73% of average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2018, the Adviser contractually reduced its fees in the amount of $12,401.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $40,468 at May 31, 2018.  The temporary expense limitation will remain in effect through at least March 29, 2019, and may be terminated only by the Trust’s Board of Trustees. The adviser may not recoup amounts subject to temporary expense limitation. Cumulative expenses subject to recapture expire as follows:

Expiration	Amount
11/30/18	$3,426
11/30/20	24,641
Dec. 2020 – May 2021	12,401
$40,468

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended May 31, 2018, the Fund incurred $20,876 in administration fees.

USBFS also serves as the fund accountant and transfer agent to the Fund.  For the six months ended May 31, 2018, the Fund incurred $26,801 in fund accounting fees and $30,766 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended May 31, 2018, the Fund incurred $4,232 in custody fees.

For the six months ended May 31, 2018, the Fund was allocated $4,504 of the Chief Compliance Officer fee.

19

PIA High Yield Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

At May 31, 2018, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the amount of $11,711, $14,781, $17,034, $2,204, and $2,701, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Fund are also employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A.  Effective January 1, 2018, this same Trustee became an Independent Trustee.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2018, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $23,021,700 and $17,354,562, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2018.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing its investment objective.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Fund did not hold derivative instruments during the six months ended May 31, 2018.

Note 7 – Line of Credit
The Fund has an unsecured line of credit in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2018, the Fund drew on its

20

PIA High Yield Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

line of credit.  The Fund had an outstanding average daily balance of $923, paid a weighted average interest rate of 4.75%, and incurred interest expense of $50.  The maximum amount outstanding for the Fund during the six months ended May 31, 2018 was $168,000.  At May 31, 2018, the Fund had no outstanding loan amounts.

Note 8 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2018 and the year ended November 30, 2017 was as follows:

	Six Months Ended	Year Ended
	May 31, 2018	November 30, 2017
Ordinary income	$1,755,940	$5,967,504

As of November 30, 2017, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$58,088,938
Gross unrealized appreciation	2,803,804
Gross unrealized depreciation	(1,032,513)
Net unrealized appreciation (a)	1,771,291
Undistributed ordinary income	29,259
Undistributed long-term capital gains	—
Total distributable earnings	29,259
Other accumulated gains/(losses)	(693,207)
Total accumulated earnings/(losses)	$1,107,343

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to wash sales.

At November 30, 2017, the Fund had tax long-term capital losses of $693,207 which may be carried over indefinitely to offset future gains.

During the year ended November 30, 2017, the Fund utilized $212,794 of capital loss carryover.

Note 9 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s

21

PIA High Yield Fund
Notes to Financial Statements – May 31, 2018 (continued)
(Unaudited)

financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Derivatives Risk.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

22

PIA High Yield Fund
Notice to Shareholders – May 31, 2018
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

23

PIA High Yield Fund
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of  the PIA High Yield Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2017 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and an appropriate securities benchmark.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board also took into account that the Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. When reviewing performance of the Fund against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. The Board took into account the Adviser’s views as to the reasons for the Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for the Fund. In considering the Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark index.

24

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median for the one-year, three-year and five-year periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median for the one-year, three-year and five-year periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts, if any, for other types of clients as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Fund were higher than the fees charged by the Adviser to its similarly managed separate account clients, primarily as a reflection of the greater costs to the Adviser of managing the Fund due to the differences in legal and regulatory burdens.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund’s Institutional Class of 0.98% (the “Expense Cap”), and that the Adviser had temporarily agreed, through at least March 29, 2018, to maintain an annual expense ratio for the Fund of 0.73%.  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, and was also below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fee received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s separately managed account clients, primarily as a reflection of the greater costs to the Adviser of managing the Fund due to the differences in legal and regulatory burdens.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense

25

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  The Board also considered that the Fund does not charge 12b-1 fees and does not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

26

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

 Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date     8/3/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date     8/3/18

By (Signature and Title)*   /s/  Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date     8/3/18

* Print the name and title of each signing officer under his or her signature.